DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 7.4%
Aerospace & Defense - 0.1%
Axon Enterprise, Inc. (A)	285	$ 20,170
Curtiss-Wright Corp.	205	18,944
Mercury Systems, Inc. (A)	266	18,976
Teledyne Technologies, Inc. (A)	175	52,022

		110,112

Air Freight & Logistics - 0.0% (B)
XPO Logistics, Inc. (A)	443	21,596

Airlines - 0.0% (B)
JetBlue Airways Corp. (A)	1,385	12,396

Auto Components - 0.1%
Adient PLC (A)	418	3,791
Dana, Inc.	690	5,389
Delphi Technologies PLC (A)	413	3,325
Gentex Corp.	1,214	26,902
Goodyear Tire & Rubber Co.	1,116	6,495
Lear Corp.	264	21,450
Visteon Corp. (A) (C)	134	6,430

		73,782

Automobiles - 0.0% (B)
Thor Industries, Inc. (C)	265	11,178

Banks - 0.5%
Associated Banc-Corp.	764	9,771
BancorpSouth Bank	460	8,703
Bank of Hawaii Corp.	193	10,661
Bank OZK	580	9,686
Cathay General Bancorp	363	8,331
CIT Group, Inc.	454	7,836
Commerce Bancshares, Inc. (C)	498	25,074
Cullen/Frost Bankers, Inc.	273	15,231
East West Bancorp, Inc.	699	17,992
First Financial Bankshares, Inc.	652	17,500
First Horizon National Corp.	1,493	12,034
FNB Corp.	1,559	11,490
Fulton Financial Corp.	787	9,043
Hancock Whitney Corp.	418	8,159
Home BancShares, Inc.	744	8,921
International Bancshares Corp.	275	7,392
PacWest Bancorp	575	10,304
Pinnacle Financial Partners, Inc.	345	12,951
Prosperity Bancshares, Inc.	453	21,857
Signature Bank	259	20,821
Sterling Bancorp	969	10,126
Synovus Financial Corp.	703	12,345
TCF Financial Corp.	736	16,678
Texas Capital Bancshares, Inc. (A)	241	5,343
Trustmark Corp.	308	7,176
UMB Financial Corp.	207	9,601
Umpqua Holdings Corp.	1,056	11,510
United Bankshares, Inc.	487	11,240
Valley National Bancorp	1,879	13,735
Webster Financial Corp.	441	10,099
Wintrust Financial Corp.	274	9,004

		370,614

Beverages - 0.0% (B)
Boston Beer Co., Inc., Class A (A) (C)	44	16,173

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 0.1%
Arrowhead Pharmaceuticals, Inc. (A)	480	$ 13,809
Exelixis, Inc. (A)	1,458	25,107
Ligand Pharmaceuticals, Inc. (A) (C)	79	5,745
United Therapeutics Corp. (A)	211	20,008

		64,669

Building Products - 0.1%
Lennox International, Inc. (C)	168	30,541
Owens Corning	522	20,259
Resideo Technologies, Inc. (A)	589	2,851
Trex Co., Inc. (A)	280	22,439

		76,090

Capital Markets - 0.2%
Affiliated Managers Group, Inc.	236	13,957
Eaton Vance Corp.	543	17,512
Evercore, Inc., Class A	188	8,659
FactSet Research Systems, Inc.	182	47,444
Federated Hermes, Inc., Class B	461	8,782
Interactive Brokers Group, Inc., Class A	368	15,886
Janus Henderson Group PLC	747	11,444
Legg Mason, Inc.	391	19,100
SEI Investments Co.	605	28,036
Stifel Financial Corp.	328	13,540

		184,360

Chemicals - 0.2%
Ashland Global Holdings, Inc.	289	14,470
Cabot Corp.	273	7,131
Chemours Co.	784	6,954
Ingevity Corp. (A)	201	7,075
Minerals Technologies, Inc.	167	6,055
NewMarket Corp.	35	13,401
Olin Corp.	766	8,939
PolyOne Corp.	433	8,214
RPM International, Inc.	622	37,009
Scotts Miracle-Gro Co.	190	19,456
Sensient Technologies Corp.	203	8,833
Valvoline, Inc.	904	11,833

		149,370

Commercial Services & Supplies - 0.1%
Brink’s Co.	240	12,492
Clean Harbors, Inc. (A)	246	12,630
Deluxe Corp.	202	5,238
Healthcare Services Group, Inc. (C)	356	8,512
Herman Miller, Inc.	283	6,283
HNI Corp.	205	5,164
KAR Auction Services, Inc.	618	7,416
MSA Safety, Inc.	171	17,305
Stericycle, Inc. (A)	437	21,229
Tetra Tech, Inc.	262	18,502

		114,771

Communications Equipment - 0.1%
Ciena Corp. (A)	742	29,539
InterDigital, Inc.	149	6,650
Lumentum Holdings, Inc. (A) (C)	370	27,269
NetScout Systems, Inc. (A)	316	7,479
ViaSat, Inc. (A)	277	9,950

		80,887

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering - 0.1%
AECOM (A)	754	$ 22,507
Dycom Industries, Inc. (A) (C)	151	3,873
EMCOR Group, Inc.	269	16,495
Fluor Corp.	672	4,644
MasTec, Inc. (A)	289	9,459
Valmont Industries, Inc.	103	10,916

		67,894

Construction Materials - 0.0% (B)
Eagle Materials, Inc.	200	11,684

Consumer Finance - 0.1%
FirstCash, Inc.	205	14,707
LendingTree, Inc. (A) (C)	37	6,785
Navient Corp.	816	6,185
SLM Corp. (C)	2,025	14,560

		42,237

Containers & Packaging - 0.1%
AptarGroup, Inc.	307	30,559
Greif, Inc., Class A	126	3,917
O-I Glass, Inc.	747	5,311
Silgan Holdings, Inc.	372	10,796
Sonoco Products Co.	480	22,248

		72,831

Distributors - 0.0% (B)
Pool Corp.	192	37,780

Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (A)	259	6,939
Graham Holdings Co., Class B	21	7,164
Grand Canyon Education, Inc. (A)	231	17,622
Service Corp. International	877	34,299
WW International, Inc. (A)	223	3,771

		69,795

Diversified Financial Services - 0.0% (B)
Jefferies Financial Group, Inc.	1,147	15,680

Electric Utilities - 0.1%
ALLETE, Inc.	248	15,049
Hawaiian Electric Industries, Inc.	523	22,515
IDACORP, Inc.	242	21,245
OGE Energy Corp.	960	29,501
PNM Resources, Inc.	382	14,516

		102,826

Electrical Equipment - 0.1%
Acuity Brands, Inc.	190	16,275
EnerSys	203	10,053
Generac Holdings, Inc. (A)	300	27,951
Hubbell, Inc.	261	29,947
nVent Electric PLC	747	12,602
Regal Beloit Corp.	196	12,338

		109,166

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (A)	391	20,281
Avnet, Inc.	484	12,148
Belden, Inc.	185	6,675
Cognex Corp.	820	34,620
Coherent, Inc. (A) (C)	116	12,344
II-VI, Inc. (A) (C)	418	11,913
Jabil, Inc.	666	16,370

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	117	$ 15,610
National Instruments Corp.	566	18,723
SYNNEX Corp.	196	14,328
Tech Data Corp. (A)	170	22,245
Trimble, Inc. (A)	1,195	38,037
Vishay Intertechnology, Inc.	635	9,150

		232,444

Energy Equipment & Services - 0.0% (B)
Apergy Corp. (A)	372	2,139
Core Laboratories NV	213	2,202
Patterson-UTI Energy, Inc.	933	2,193
Transocean, Ltd. (A) (C)	2,759	3,200

		9,734

Entertainment - 0.0% (B)
Cinemark Holdings, Inc. (C)	511	5,207
World Wrestling Entertainment, Inc., Class A (C)	228	7,736

		12,943

Equity Real Estate Investment Trusts - 0.7%
American Campus Communities, Inc.	659	18,287
Brixmor Property Group, Inc.	1,429	13,575
Camden Property Trust	465	36,847
CoreCivic, Inc.	571	6,378
CoreSite Realty Corp.	181	20,978
Corporate Office Properties Trust	538	11,906
Cousins Properties, Inc.	704	20,606
CyrusOne, Inc.	543	33,530
Diversified Healthcare Trust	1,141	4,142
Douglas Emmett, Inc.	791	24,133
EastGroup Properties, Inc.	184	19,224
EPR Properties	376	9,107
First Industrial Realty Trust, Inc.	609	20,237
GEO Group, Inc.	582	7,077
Healthcare Realty Trust, Inc.	642	17,931
Highwoods Properties, Inc.	498	17,639
JBG SMITH Properties	566	18,016
Kilroy Realty Corp. (C)	468	29,812
Lamar Advertising Co., Class A	413	21,179
Life Storage, Inc.	224	21,179
Macerich Co. (C)	529	2,978
Mack-Cali Realty Corp.	434	6,610
Medical Properties Trust, Inc.	2,482	42,914
National Retail Properties, Inc.	823	26,492
Omega Healthcare Investors, Inc.	1,048	27,814
Park Hotels & Resorts, Inc.	1,148	9,081
Pebblebrook Hotel Trust	627	6,828
PotlatchDeltic Corp.	322	10,108
PS Business Parks, Inc.	96	13,010
Rayonier, Inc.	620	14,601
Sabra Health Care, Inc.	985	10,756
Service Properties Trust	789	4,261
Spirit Realty Capital, Inc.	478	12,500
Taubman Centers, Inc.	294	12,313
Urban Edge Properties	552	4,863
Weingarten Realty Investors	580	8,369

		585,281

Food & Staples Retailing - 0.1%
BJ’S Wholesale Club Holdings, Inc. (A)	586	14,925
Casey’s General Stores, Inc.	176	23,318
Sprouts Farmers Market, Inc. (A)	567	10,541

		48,784

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.2%
Darling Ingredients, Inc. (A)	785	$ 15,049
Flowers Foods, Inc.	923	18,940
Hain Celestial Group, Inc. (A) (C)	385	9,998
Ingredion, Inc.	320	24,160
Lancaster Colony Corp.	95	13,741
Pilgrim’s Pride Corp. (A)	251	4,548
Post Holdings, Inc. (A)	319	26,467
Sanderson Farms, Inc. (C)	95	11,715
Tootsie Roll Industries, Inc. (C)	84	3,013
TreeHouse Foods, Inc. (A)	270	11,921

		139,552

Gas Utilities - 0.1%
National Fuel Gas Co.	414	15,438
New Jersey Resources Corp.	458	15,558
ONE Gas, Inc.	253	21,156
Southwest Gas Holdings, Inc.	262	18,225
Spire, Inc.	245	18,248
UGI Corp.	1,003	26,750

		115,375

Health Care Equipment & Supplies - 0.3%
Avanos Medical, Inc. (A)	230	6,194
Cantel Medical Corp.	180	6,462
Globus Medical, Inc., Class A (A)	369	15,694
Haemonetics Corp. (A)	243	24,217
Hill-Rom Holdings, Inc.	320	32,192
ICU Medical, Inc. (A)	92	18,563
Integra LifeSciences Holdings Corp. (A)	342	15,277
LivaNova PLC (A)	232	10,498
Masimo Corp. (A)	235	41,623
NuVasive, Inc. (A)	250	12,665
Penumbra, Inc. (A) (C)	154	24,845
West Pharmaceutical Services, Inc.	355	54,049

		262,279

Health Care Providers & Services - 0.2%
Acadia Healthcare Co., Inc. (A) (C)	425	7,799
Amedisys, Inc. (A)	155	28,449
Chemed Corp.	77	33,356
Encompass Health Corp.	473	30,286
HealthEquity, Inc. (A)	340	17,201
MEDNAX, Inc. (A)	404	4,702
Molina Healthcare, Inc. (A)	301	42,053
Patterson Cos., Inc. (C)	413	6,315
Tenet Healthcare Corp. (A)	498	7,171

		177,332

Health Care Technology - 0.0% (B)
Allscripts Healthcare Solutions, Inc. (A) (C)	779	5,484

Hotels, Restaurants & Leisure - 0.3%
Boyd Gaming Corp.	384	5,537
Brinker International, Inc.	179	2,150
Caesars Entertainment Corp. (A)	2,677	18,097
Cheesecake Factory, Inc. (C)	197	3,365
Choice Hotels International, Inc.	152	9,310
Churchill Downs, Inc.	170	17,501
Cracker Barrel Old Country Store, Inc. (C)	115	9,570

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	185	$ 59,953
Dunkin’ Brands Group, Inc.	397	21,081
Eldorado Resorts, Inc. (A) (C)	313	4,507
Jack in the Box, Inc.	113	3,961
Marriott Vacations Worldwide Corp.	179	9,949
Papa John’s International, Inc.	106	5,657
Penn National Gaming, Inc. (A)	523	6,616
Scientific Games Corp., Class A (A) (C)	259	2,512
Six Flags Entertainment Corp.	377	4,728
Texas Roadhouse, Inc.	313	12,927
Wendy’s Co.	883	13,139
Wyndham Destinations, Inc.	435	9,439
Wyndham Hotels & Resorts, Inc.	457	14,400

		234,399

Household Durables - 0.1%
Helen of Troy, Ltd. (A)	121	17,428
KB Home	411	7,439
Taylor Morrison Home Corp., Class A (A)	634	6,974
Tempur Sealy International, Inc. (A)	218	9,529
Toll Brothers, Inc.	579	11,146
TRI Pointe Group, Inc. (A)	668	5,858

		58,374

Household Products - 0.0% (B)
Energizer Holdings, Inc.	309	9,347

Industrial Conglomerates - 0.0% (B)
Carlisle Cos., Inc.	272	34,076

Insurance - 0.4%
Alleghany Corp.	69	38,112
American Financial Group, Inc.	359	25,159
Brighthouse Financial, Inc. (A)	524	12,665
Brown & Brown, Inc.	1,122	40,639
CNO Financial Group, Inc.	725	8,983
First American Financial Corp.	539	22,859
Genworth Financial, Inc., Class A (A)	2,414	8,014
Hanover Insurance Group, Inc.	189	17,120
Kemper Corp.	301	22,385
Mercury General Corp.	130	5,294
Old Republic International Corp.	1,369	20,877
Primerica, Inc.	198	17,519
Reinsurance Group of America, Inc.	300	25,242
RenaissanceRe Holdings, Ltd.	212	31,656
RLI Corp.	191	16,795
Selective Insurance Group, Inc.	285	14,164

		327,483

Interactive Media & Services - 0.0% (B)
TripAdvisor, Inc.	504	8,765
Yelp, Inc. (A)	306	5,517

		14,282

Internet & Catalog Retail - 0.0% (B)
Etsy, Inc. (A)	568	21,834

Internet & Direct Marketing Retail - 0.0% (B)
GrubHub, Inc. (A)	439	17,880

IT Services - 0.2%
CACI International, Inc., Class A (A)	120	25,338
KBR, Inc.	680	14,062
LiveRamp Holdings, Inc. (A)	325	10,699
MAXIMUS, Inc.	307	17,868
Perspecta, Inc.	660	12,038

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Sabre Corp.	1,314	$ 7,792
Science Applications International Corp.	235	17,538
WEX, Inc. (A)	208	21,747

		127,082

Leisure Products - 0.1%
Brunswick Corp.	391	13,830
Mattel, Inc. (A) (C)	1,663	14,651
Polaris, Inc.	276	13,289

		41,770

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., Class A (A)	104	36,458
Bio-Techne Corp.	183	34,700
Charles River Laboratories International, Inc. (A)	234	29,533
PRA Health Sciences, Inc. (A)	303	25,161
Repligen Corp. (A)	225	21,722
Syneos Health, Inc. (A)	299	11,787

		159,361

Machinery - 0.3%
AGCO Corp.	301	14,222
Colfax Corp. (A)	401	7,940
Crane Co.	245	12,049
Donaldson Co., Inc.	607	23,448
Graco, Inc.	800	38,984
ITT, Inc.	421	19,097
Kennametal, Inc.	397	7,392
Lincoln Electric Holdings, Inc.	293	20,217
Nordson Corp.	245	33,092
Oshkosh Corp.	326	20,972
Terex Corp.	315	4,523
Timken Co.	325	10,511
Toro Co.	511	33,261
Trinity Industries, Inc. (C)	471	7,569
Woodward, Inc.	271	16,108

		269,385

Marine - 0.0% (B)
Kirby Corp. (A)	288	12,519

Media - 0.1%
AMC Networks, Inc., Class A (A)	211	5,129
Cable One, Inc.	24	39,456
John Wiley & Sons, Inc., Class A	210	7,873
Meredith Corp. (C)	193	2,359
New York Times Co., Class A	690	21,190
TEGNA, Inc.	1,041	11,305

		87,312

Metals & Mining - 0.1%
Allegheny Technologies, Inc. (A) (C)	605	5,142
Carpenter Technology Corp.	229	4,465
Commercial Metals Co.	569	8,985
Compass Minerals International, Inc.	163	6,271
Reliance Steel & Aluminum Co.	320	28,029
Royal Gold, Inc.	315	27,629
Steel Dynamics, Inc.	1,034	23,306
U.S. Steel Corp. (C)	816	5,149
Worthington Industries, Inc.	177	4,646

		113,622

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.1%
Black Hills Corp.	295	$ 18,889
MDU Resources Group, Inc.	961	20,661
NorthWestern Corp.	242	14,479

		54,029

Multiline Retail - 0.0% (B)
Dillard’s, Inc., Class A (C)	47	1,737
Ollie’s Bargain Outlet Holdings, Inc. (A)	262	12,141

		13,878

Oil, Gas & Consumable Fuels - 0.1%
Antero Midstream Corp. (C)	1,425	2,993
Cimarex Energy Co.	488	8,213
CNX Resources Corp. (A)	895	4,761
EQT Corp.	1,226	8,668
Equitrans Midstream Corp.	990	4,980
Matador Resources Co. (A)	526	1,304
Murphy Oil Corp. (C)	717	4,395
PBF Energy, Inc., Class A	489	3,462
World Fuel Services Corp.	314	7,907
WPX Energy, Inc. (A)	1,995	6,085

		52,768

Paper & Forest Products - 0.0% (B)
Domtar Corp.	275	5,951
Louisiana-Pacific Corp.	563	9,672

		15,623

Personal Products - 0.0% (B)
Edgewell Personal Care Co. (A)	260	6,261
Nu Skin Enterprises, Inc., Class A	266	5,812

		12,073

Pharmaceuticals - 0.1%
Catalent, Inc. (A)	742	38,547
Nektar Therapeutics (A) (C)	844	15,065
Prestige Consumer Healthcare, Inc. (A)	241	8,840

		62,452

Professional Services - 0.1%
ASGN, Inc. (A)	253	8,936
CoreLogic, Inc.	381	11,636
FTI Consulting, Inc. (A)	181	21,678
Insperity, Inc.	180	6,714
ManpowerGroup, Inc.	283	14,996

		63,960

Real Estate Management & Development - 0.0% (B)
Jones Lang LaSalle, Inc.	247	24,942

Road & Rail - 0.1%
Avis Budget Group, Inc. (A) (C)	273	3,795
Knight-Swift Transportation Holdings, Inc. (C)	589	19,319
Landstar System, Inc.	189	18,117
Ryder System, Inc.	256	6,769
Werner Enterprises, Inc.	212	7,687

		55,687

Semiconductors & Semiconductor Equipment - 0.4%
Cabot Microelectronics Corp.	140	15,980
Cirrus Logic, Inc. (A)	277	18,180

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Cree, Inc. (A)	517	$ 18,333
Cypress Semiconductor Corp.	1,772	41,323
First Solar, Inc. (A) (C)	364	13,126
MKS Instruments, Inc.	261	21,258
Monolithic Power Systems, Inc.	194	32,487
Semtech Corp. (A)	318	11,925
Silicon Laboratories, Inc. (A)	208	17,765
SolarEdge Technologies, Inc. (A)	233	19,078
Synaptics, Inc. (A)	161	9,317
Teradyne, Inc.	804	43,553
Universal Display Corp.	203	26,751

		289,076

Software - 0.3%
ACI Worldwide, Inc. (A)	555	13,403
Blackbaud, Inc.	236	13,110
CDK Global, Inc.	582	19,119
Ceridian HCM Holding, Inc. (A)	483	24,184
CommVault Systems, Inc. (A)	202	8,177
Fair Isaac Corp. (A)	139	42,769
j2 Global, Inc. (C)	222	16,617
LogMeIn, Inc.	234	19,487
Manhattan Associates, Inc. (A)	307	15,295
PTC, Inc. (A)	499	30,544
Teradata Corp. (A)	540	11,064
Tyler Technologies, Inc. (A)	187	55,457

		269,226

Specialty Retail - 0.1%
Aaron’s, Inc.	322	7,335
American Eagle Outfitters, Inc.	762	6,058
AutoNation, Inc. (A)	282	7,913
Bed Bath & Beyond, Inc.	607	2,556
Dick’s Sporting Goods, Inc.	305	6,484
Five Below, Inc. (A)	267	18,791
Foot Locker, Inc.	513	11,312
Murphy USA, Inc. (A)	139	11,726
RH (A)	78	7,837
Sally Beauty Holdings, Inc. (A) (C)	558	4,509
Urban Outfitters, Inc. (A)	338	4,813
Williams-Sonoma, Inc.	372	15,817

		105,151

Technology Hardware, Storage & Peripherals - 0.0% (B)
NCR Corp. (A)	612	10,832

Textiles, Apparel & Luxury Goods - 0.1%
Carter’s, Inc. (C)	212	13,935
Columbia Sportswear Co.	139	9,698
Deckers Outdoor Corp. (A)	134	17,956
Skechers U.S.A., Inc., Class A (A)	642	15,241

		56,830

Thrifts & Mortgage Finance - 0.0% (B)
New York Community Bancorp, Inc.	2,242	21,052
Washington Federal, Inc.	376	9,761

		30,813

Trading Companies & Distributors - 0.1%
GATX Corp. (C)	168	10,510
MSC Industrial Direct Co., Inc., Class A	216	11,873
NOW, Inc. (A)	522	2,694
Watsco, Inc.	157	24,811

		49,888

	Shares	Value
COMMON STOCKS (continued)
Water Utilities - 0.1%
Essential Utilities, Inc.	1,035	$ 42,125

Wireless Telecommunication Services - 0.0% (B)
Telephone & Data Systems, Inc.	469	7,860

Total Common Stocks (Cost $6,836,061)		6,151,038

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 91.4%
U.S. Treasury - 91.4%
U.S. Treasury Note
0.50%, 03/31/2025	$ 75,331,000	75,801,819

Total U.S. Government Obligation (Cost $75,940,122)		75,801,819

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.8%
Money Market Fund - 0.8%
State Street Institutional Treasury Money Market Fund, 0.50% (D)	694,756	694,756

Total Short-Term Investment Company (Cost $694,756)		694,756

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	57,747	57,747

Total Other Investment Company (Cost $57,747)		57,747

Total Investments (Cost $83,528,686)		82,705,360
Net Other Assets (Liabilities) - 0.3%		244,645

Net Assets - 100.0%		$ 82,950,005

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	7	06/19/2020	$894,512	$1,006,460	$111,948	$—

SECURITY VALUATION:
Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,151,038	$—	$—	$6,151,038
U.S. Government Obligation	—	75,801,819	—	75,801,819
Short-Term Investment Company	694,756	—	—	694,756
Other Investment Company	57,747	—	—	57,747

Total Investments	$6,903,541	$75,801,819	$—	$82,705,360

Other Financial Instruments
Futures Contracts (F)	$111,948	$—	$—	$111,948

Total Other Financial Instruments	$111,948	$—	$—	$111,948

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $455,309, collateralized by cash collateral of $57,747 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $408,690. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 15.5%
Aerospace & Defense - 0.3%
Boeing Co.	1,487	$ 221,771
General Dynamics Corp.	652	86,266
Howmet Aerospace, Inc.	1,077	17,297
Huntington Ingalls Industries, Inc.	114	20,772
L3 Harris Technologies, Inc.	616	110,954
Lockheed Martin Corp.	690	233,876
Northrop Grumman Corp.	435	131,609
Raytheon Co.	775	101,641
Textron, Inc.	635	16,935
TransDigm Group, Inc.	138	44,186
United Technologies Corp.	2,256	212,809

		1,198,116

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	376	24,891
Expeditors International of Washington, Inc.	475	31,692
FedEx Corp.	668	81,002
United Parcel Service, Inc., Class B	1,950	182,169

		319,754

Airlines - 0.0% (A)
Alaska Air Group, Inc.	343	9,765
American Airlines Group, Inc. (B)	1,084	13,214
Delta Air Lines, Inc.	1,601	45,677
Southwest Airlines Co.	1,317	46,898
United Airlines Holdings, Inc. (C)	606	19,119

		134,673

Auto Components - 0.0% (A)
Aptiv PLC	709	34,911
BorgWarner, Inc.	574	13,989

		48,900

Automobiles - 0.0% (A)
Ford Motor Co.	10,835	52,333
General Motors Co.	3,498	72,688
Harley-Davidson, Inc. (B)	429	8,121

		133,142

Banks - 0.6%
Bank of America Corp.	22,525	478,206
Citigroup, Inc.	6,075	255,879
Citizens Financial Group, Inc.	1,209	22,741
Comerica, Inc.	401	11,765
Fifth Third Bancorp	1,974	29,314
First Republic Bank	470	38,672
Huntington Bancshares, Inc.	2,873	23,587
JPMorgan Chase & Co.	8,726	785,602
KeyCorp	2,740	28,414
M&T Bank Corp.	367	37,959
People’s United Financial, Inc.	1,237	13,669
PNC Financial Services Group, Inc.	1,218	116,587
Regions Financial Corp.	2,684	24,075
SVB Financial Group (C)	143	21,604
Truist Financial Corp.	3,732	115,095
US Bancorp	3,955	136,250
Wells Fargo & Co.	10,709	307,348
Zions Bancorp NA	475	12,711

		2,459,478

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.3%
Brown-Forman Corp., Class B (B)	507	$ 28,144
Coca-Cola Co.	10,729	474,758
Constellation Brands, Inc., Class A	467	66,949
Molson Coors Beverage Co., Class B	523	20,402
Monster Beverage Corp. (C)	1,062	59,748
PepsiCo, Inc.	3,880	465,988

		1,115,989

Biotechnology - 0.4%
AbbVie, Inc.	4,115	313,522
Alexion Pharmaceuticals, Inc. (C)	616	55,311
Amgen, Inc.	1,654	335,315
Biogen, Inc. (C)	502	158,823
Gilead Sciences, Inc.	3,520	263,155
Incyte Corp. (C)	498	36,468
Regeneron Pharmaceuticals, Inc. (C)	223	108,889
Vertex Pharmaceuticals, Inc. (C)	716	170,372

		1,441,855

Building Products - 0.1%
A.O. Smith Corp.	381	14,406
Allegion PLC	259	23,833
Fortune Brands Home & Security, Inc.	387	16,738
Johnson Controls International PLC	2,147	57,883
Masco Corp.	790	27,310
Trane Technologies PLC	666	55,005

		195,175

Capital Markets - 0.4%
Ameriprise Financial, Inc.	353	36,176
Bank of New York Mellon Corp.	2,335	78,643
BlackRock, Inc.	329	144,750
Cboe Global Markets, Inc.	308	27,489
Charles Schwab Corp.	3,182	106,979
CME Group, Inc.	998	172,564
E*TRADE Financial Corp.	629	21,587
Franklin Resources, Inc. (B)	776	12,951
Goldman Sachs Group, Inc.	887	137,121
Intercontinental Exchange, Inc.	1,549	125,082
Invesco, Ltd.	1,036	9,407
MarketAxess Holdings, Inc.	106	35,252
Moody’s Corp.	451	95,387
Morgan Stanley	3,241	110,194
MSCI, Inc.	236	68,195
Nasdaq, Inc.	318	30,194
Northern Trust Corp.	590	44,521
Raymond James Financial, Inc.	344	21,741
S&P Global, Inc.	679	166,389
State Street Corp.	1,012	53,909
T. Rowe Price Group, Inc.	650	63,473

		1,562,004

Chemicals - 0.3%
Air Products & Chemicals, Inc.	614	122,561
Albemarle Corp.	294	16,573
Celanese Corp.	337	24,732
CF Industries Holdings, Inc.	606	16,483
Corteva, Inc.	2,082	48,927
Dow, Inc.	2,063	60,322

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	2,061	$ 70,280
Eastman Chemical Co.	378	17,607
Ecolab, Inc.	697	108,614
FMC Corp.	361	29,490
International Flavors & Fragrances, Inc. (B)	296	30,216
Linde PLC	1,496	258,808
LyondellBasell Industries NV, Class A	715	35,485
Mosaic Co.	974	10,539
PPG Industries, Inc.	658	55,009
Sherwin-Williams Co.	229	105,230

		1,010,876

Commercial Services & Supplies - 0.1%
Cintas Corp.	234	40,534
Copart, Inc. (C)	568	38,919
Republic Services, Inc.	587	44,060
Rollins, Inc.	392	14,167
Waste Management, Inc.	1,085	100,428

		238,108

Communications Equipment - 0.2%
Arista Networks, Inc. (C)	151	30,585
Cisco Systems, Inc.	11,803	463,976
F5 Networks, Inc. (C)	169	18,021
Juniper Networks, Inc.	931	17,819
Motorola Solutions, Inc.	477	63,403

		593,804

Construction & Engineering - 0.0% (A)
Jacobs Engineering Group, Inc.	377	29,885
Quanta Services, Inc.	396	12,565

		42,450

Construction Materials - 0.0% (A)
Martin Marietta Materials, Inc.	173	32,737
Vulcan Materials Co.	369	39,878

		72,615

Consumer Finance - 0.1%
American Express Co.	1,866	159,748
Capital One Financial Corp.	1,296	65,345
Discover Financial Services	873	31,140
Synchrony Financial	1,570	25,261

		281,494

Containers & Packaging - 0.1%
Amcor PLC	4,508	36,605
Avery Dennison Corp.	233	23,736
Ball Corp.	910	58,841
International Paper Co.	1,090	33,932
Packaging Corp. of America	263	22,836
Sealed Air Corp.	429	10,600
WestRock Co.	718	20,291

		206,841

Distributors - 0.0% (A)
Genuine Parts Co.	404	27,201
LKQ Corp. (C)	854	17,516

		44,717

Diversified Consumer Services - 0.0% (A)
H&R Block, Inc. (B)	543	7,645

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B (C)	5,442	$ 994,961

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	20,325	592,474
CenturyLink, Inc.	2,730	25,826
Verizon Communications, Inc.	11,507	618,271

		1,236,571

Electric Utilities - 0.3%
Alliant Energy Corp.	668	32,258
American Electric Power Co., Inc.	1,375	109,973
Duke Energy Corp.	2,029	164,106
Edison International	998	54,680
Entergy Corp.	553	51,965
Evergy, Inc.	634	34,902
Eversource Energy	901	70,467
Exelon Corp.	2,705	99,571
FirstEnergy Corp.	1,504	60,265
NextEra Energy, Inc.	1,361	327,484
NRG Energy, Inc.	699	19,055
Pinnacle West Capital Corp.	312	23,646
PPL Corp.	2,137	52,741
Southern Co.	2,919	158,035
Xcel Energy, Inc.	1,458	87,917

		1,347,065

Electrical Equipment - 0.1%
AMETEK, Inc.	636	45,805
Eaton Corp. PLC	1,150	89,343
Emerson Electric Co.	1,695	80,767
Rockwell Automation, Inc.	321	48,442

		264,357

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	824	60,053
CDW Corp.	400	37,308
Corning, Inc.	2,141	43,976
FLIR Systems, Inc.	373	11,895
IPG Photonics Corp. (C)	99	10,918
Keysight Technologies, Inc. (C)	522	43,681
TE Connectivity, Ltd.	930	58,571
Zebra Technologies Corp., Class A (C)	150	27,540

		293,942

Energy Equipment & Services - 0.0% (A)
Baker Hughes Co.	1,808	18,984
Halliburton Co.	2,443	16,734
Helmerich & Payne, Inc.	301	4,711
National Oilwell Varco, Inc.	1,073	10,548
Schlumberger, Ltd.	3,852	51,963
TechnipFMC PLC	1,169	7,879

		110,819

Entertainment - 0.3%
Activision Blizzard, Inc.	2,139	127,228
Electronic Arts, Inc. (C)	812	81,338
Live Nation Entertainment, Inc. (C)	392	17,820
Netflix, Inc. (C)	1,219	457,734
Take-Two Interactive Software, Inc. (C)	314	37,244
Walt Disney Co.	5,015	484,449

		1,205,813

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.	342	$ 46,875
American Tower Corp.	1,233	268,486
Apartment Investment & Management Co., Class A	414	14,552
AvalonBay Communities, Inc.	389	57,249
Boston Properties, Inc.	400	36,892
Crown Castle International Corp.	1,157	167,071
Digital Realty Trust, Inc.	732	101,682
Duke Realty Corp.	1,023	33,125
Equinix, Inc.	238	148,648
Equity Residential	972	59,982
Essex Property Trust, Inc.	183	40,304
Extra Space Storage, Inc.	361	34,569
Federal Realty Investment Trust	196	14,624
Healthpeak Properties, Inc.	1,378	32,865
Host Hotels & Resorts, Inc. (B)	1,995	22,025
Iron Mountain, Inc. (B)	799	19,016
Kimco Realty Corp.	1,175	11,362
Mid-America Apartment Communities, Inc.	316	32,558
Prologis, Inc.	2,054	165,080
Public Storage	418	83,019
Realty Income Corp.	954	47,566
Regency Centers Corp.	467	17,947
SBA Communications Corp.	312	84,231
Simon Property Group, Inc.	855	46,905
SL Green Realty Corp. (B)	227	9,784
UDR, Inc.	815	29,780
Ventas, Inc.	1,037	27,792
Vornado Realty Trust	440	15,932
Welltower, Inc.	1,130	51,731
Weyerhaeuser Co.	2,073	35,137

		1,756,789

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	1,228	350,140
Kroger Co.	2,231	67,198
Sysco Corp.	1,420	64,794
Walgreens Boots Alliance, Inc.	2,086	95,434
Walmart, Inc.	3,948	448,572

		1,026,138

Food Products - 0.2%
Archer-Daniels-Midland Co.	1,549	54,494
Campbell Soup Co.	471	21,741
Conagra Brands, Inc.	1,353	39,697
General Mills, Inc.	1,682	88,759
Hershey Co.	412	54,590
Hormel Foods Corp. (B)	774	36,099
J.M. Smucker Co.	316	35,076
Kellogg Co.	692	41,513
Kraft Heinz Co.	1,732	42,850
Lamb Weston Holdings, Inc.	406	23,183
McCormick & Co., Inc.	345	48,717
Mondelez International, Inc., Class A	4,006	200,621
Tyson Foods, Inc., Class A	821	47,511

		734,851

Gas Utilities - 0.0% (A)
Atmos Energy Corp.	333	33,044

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	4,918	388,079
ABIOMED, Inc. (C)	126	18,290
Align Technology, Inc. (C)	200	34,790
Baxter International, Inc.	1,421	115,371
Becton Dickinson and Co.	753	173,017

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp. (C)	3,878	$ 126,539
Cooper Cos., Inc.	138	38,043
Danaher Corp.	1,779	246,231
DENTSPLY SIRONA, Inc.	619	24,036
Edwards Lifesciences Corp. (C)	579	109,211
Hologic, Inc. (C)	747	26,220
IDEXX Laboratories, Inc. (C)	239	57,895
Intuitive Surgical, Inc. (C)	321	158,963
Medtronic PLC	3,730	336,371
ResMed, Inc.	400	58,916
STERIS PLC	236	33,033
Stryker Corp.	896	149,175
Teleflex, Inc.	129	37,779
Varian Medical Systems, Inc. (C)	253	25,973
Zimmer Biomet Holdings, Inc.	571	57,717

		2,215,649

Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.	418	36,993
Anthem, Inc.	705	160,063
Cardinal Health, Inc.	813	38,975
Centene Corp. (C)	1,625	96,541
Cigna Corp.	1,039	184,090
CVS Health Corp.	3,620	214,775
DaVita, Inc. (C)	250	19,015
HCA Healthcare, Inc.	737	66,220
Henry Schein, Inc. (C)	408	20,612
Humana, Inc.	369	115,873
Laboratory Corp. of America Holdings (C)	270	34,125
McKesson Corp.	449	60,732
Quest Diagnostics, Inc.	375	30,113
UnitedHealth Group, Inc.	2,635	657,116
Universal Health Services, Inc., Class B	224	22,194

		1,757,437

Health Care Technology - 0.0% (A)
Cerner Corp.	874	55,053

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	1,115	14,685
Chipotle Mexican Grill, Inc. (C)	72	47,117
Darden Restaurants, Inc.	342	18,625
Hilton Worldwide Holdings, Inc.	785	53,568
Las Vegas Sands Corp.	940	39,922
Marriott International, Inc., Class A	755	56,482
McDonald’s Corp.	2,095	346,408
MGM Resorts International	1,433	16,909
Norwegian Cruise Line Holdings, Ltd. (C)	593	6,499
Royal Caribbean Cruises, Ltd.	479	15,410
Starbucks Corp.	3,285	215,956
Wynn Resorts, Ltd.	269	16,191
Yum! Brands, Inc.	843	57,771

		905,543

Household Durables - 0.0% (A)
D.R. Horton, Inc.	933	31,722
Garmin, Ltd.	402	30,134
Leggett & Platt, Inc.	367	9,791
Lennar Corp., Class A	779	29,758
Mohawk Industries, Inc. (C)	165	12,580
Newell Brands, Inc.	1,060	14,077
NVR, Inc. (C)	10	25,691
PulteGroup, Inc.	708	15,802
Whirlpool Corp. (B)	175	15,015

		184,570

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.3%
Church & Dwight Co., Inc.	682	$ 43,771
Clorox Co.	350	60,638
Colgate-Palmolive Co.	2,384	158,202
Kimberly-Clark Corp.	953	121,860
Procter & Gamble Co.	6,939	763,290

		1,147,761

Independent Power & Renewable Electricity Producers - 0.0% (A)
AES Corp.	1,847	25,119

Industrial Conglomerates - 0.2%
3M Co.	1,599	218,279
General Electric Co.	24,300	192,942
Honeywell International, Inc.	1,987	265,841
Roper Technologies, Inc.	289	90,113

		767,175

Insurance - 0.3%
Aflac, Inc.	2,043	69,952
Allstate Corp.	901	82,649
American International Group, Inc.	2,421	58,709
Aon PLC	651	107,441
Arthur J. Gallagher & Co.	519	42,304
Assurant, Inc.	168	17,487
Chubb, Ltd.	1,261	140,841
Cincinnati Financial Corp.	422	31,840
Everest Re Group, Ltd.	114	21,936
Globe Life, Inc.	277	19,936
Hartford Financial Services Group, Inc.	1,003	35,346
Lincoln National Corp.	551	14,502
Loews Corp.	713	24,834
Marsh & McLennan Cos., Inc.	1,404	121,390
MetLife, Inc.	2,175	66,490
Principal Financial Group, Inc.	719	22,533
Progressive Corp.	1,628	120,211
Prudential Financial, Inc.	1,119	58,345
Travelers Cos., Inc.	719	71,433
Unum Group	573	8,601
Willis Towers Watson PLC	358	60,806
WR Berkley Corp.	403	21,024

		1,218,610

Interactive Media & Services - 0.8%
Alphabet, Inc., Class A (C)	833	967,904
Alphabet, Inc., Class C (C)	831	966,295
Facebook, Inc., Class A (C)	6,696	1,116,893
Twitter, Inc. (C)	2,161	53,074

		3,104,166

Internet & Catalog Retail - 0.0% (A)
Booking Holdings, Inc. (C)	117	157,403
Expedia Group, Inc.	389	21,889

		179,292

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (C)	1,159	2,259,725
eBay, Inc.	2,127	63,938

		2,323,663

	Shares	Value
COMMON STOCKS (continued)
IT Services - 0.9%
Accenture PLC, Class A	1,768	$ 288,644
Akamai Technologies, Inc. (C)	449	41,079
Alliance Data Systems Corp.	114	3,836
Automatic Data Processing, Inc.	1,203	164,426
Broadridge Financial Solutions, Inc.	318	30,156
Cognizant Technology Solutions Corp., Class A	1,524	70,820
DXC Technology Co.	713	9,305
Fidelity National Information Services, Inc.	1,710	208,004
Fiserv, Inc. (C)	1,588	150,844
FleetCor Technologies, Inc. (C)	242	45,143
Gartner, Inc. (C)	249	24,793
Global Payments, Inc.	835	120,432
International Business Machines Corp.	2,464	273,331
Jack Henry & Associates, Inc.	215	33,377
Leidos Holdings, Inc.	371	34,002
Mastercard, Inc., Class A	2,470	596,653
Paychex, Inc.	887	55,810
PayPal Holdings, Inc. (C)	3,267	312,783
VeriSign, Inc. (C)	287	51,686
Visa, Inc., Class A	4,763	767,414
Western Union Co. (B)	1,166	21,140

		3,303,678

Leisure Products - 0.0% (A)
Hasbro, Inc.	355	25,400

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	862	61,736
Illumina, Inc. (C)	409	111,706
IQVIA Holdings, Inc. (C)	502	54,146
Mettler-Toledo International, Inc. (C)	69	47,645
PerkinElmer, Inc.	308	23,186
Thermo Fisher Scientific, Inc.	1,116	316,498
Waters Corp. (C)	179	32,587

		647,504

Machinery - 0.2%
Caterpillar, Inc.	1,538	178,469
Cummins, Inc.	426	57,646
Deere & Co.	877	121,166
Dover Corp.	404	33,912
Flowserve Corp.	364	8,696
Fortive Corp.	822	45,366
IDEX Corp.	212	29,279
Illinois Tool Works, Inc.	813	115,544
Ingersoll Rand, Inc. (C)	962	23,858
PACCAR, Inc.	961	58,746
Parker-Hannifin Corp.	358	46,443
Pentair PLC	468	13,928
Snap-on, Inc.	152	16,541
Stanley Black & Decker, Inc.	422	42,200
Westinghouse Air Brake Technologies Corp.	507	24,402
Xylem, Inc.	501	32,630

		848,826

Media - 0.2%
Charter Communications, Inc., Class A (C)	436	190,231
Comcast Corp., Class A	12,632	434,288
Discovery, Inc., Class A (B) (C)	439	8,534
Discovery, Inc., Class C (C)	933	16,365
DISH Network Corp., Class A (C)	713	14,253
Fox Corp., Class A	987	23,323

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class B (C)	451	$ 10,319
Interpublic Group of Cos., Inc.	1,078	17,453
News Corp., Class A	1,080	9,693
News Corp., Class B	340	3,057
Omnicom Group, Inc. (B)	606	33,269
ViacomCBS, Inc., Class B	1,504	21,071

		781,856

Metals & Mining - 0.0% (A)
Freeport-McMoRan, Inc.	4,037	27,250
Newmont Corp.	2,282	103,329
Nucor Corp.	845	30,437

		161,016

Multi-Utilities - 0.2%
Ameren Corp.	684	49,816
CenterPoint Energy, Inc.	1,398	21,599
CMS Energy Corp.	790	46,413
Consolidated Edison, Inc.	925	72,150
Dominion Energy, Inc.	2,291	165,387
DTE Energy Co.	534	50,714
NiSource, Inc.	1,039	25,944
Public Service Enterprise Group, Inc.	1,407	63,188
Sempra Energy	784	88,584
WEC Energy Group, Inc.	878	77,378

		661,173

Multiline Retail - 0.1%
Dollar General Corp.	707	106,764
Dollar Tree, Inc. (C)	658	48,343
Kohl’s Corp.	435	6,347
Macy’s, Inc.	860	4,222
Nordstrom, Inc. (B)	297	4,556
Target Corp.	1,410	131,088

		301,320

Oil, Gas & Consumable Fuels - 0.4%
Apache Corp.	1,046	4,372
Cabot Oil & Gas Corp.	1,135	19,511
Chevron Corp.	5,262	381,285
Concho Resources, Inc.	559	23,953
ConocoPhillips	3,054	94,063
Devon Energy Corp.	1,076	7,435
Diamondback Energy, Inc.	447	11,711
EOG Resources, Inc.	1,620	58,190
Exxon Mobil Corp.	11,773	447,021
Hess Corp.	721	24,009
HollyFrontier Corp.	413	10,123
Kinder Morgan, Inc.	5,420	75,447
Marathon Oil Corp.	2,225	7,320
Marathon Petroleum Corp.	1,807	42,681
Noble Energy, Inc.	1,330	8,033
Occidental Petroleum Corp.	2,485	28,776
ONEOK, Inc.	1,150	25,082
Phillips 66	1,237	66,365
Pioneer Natural Resources Co.	462	32,409
Valero Energy Corp.	1,143	51,847
Williams Cos., Inc.	3,372	47,714

		1,467,347

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.0% (A)
Coty, Inc., Class A	822	$ 4,241
Estee Lauder Cos., Inc., Class A	620	98,791

		103,032

Pharmaceuticals - 0.8%
Allergan PLC	913	161,692
Bristol-Myers Squibb Co.	6,522	363,536
Eli Lilly & Co.	2,351	326,131
Johnson & Johnson	7,324	960,396
Merck & Co., Inc.	7,084	545,043
Mylan NV (C)	1,436	21,411
Perrigo Co. PLC	379	18,226
Pfizer, Inc.	15,398	502,591
Zoetis, Inc.	1,325	155,939

		3,054,965

Professional Services - 0.1%
Equifax, Inc.	338	40,374
IHS Markit, Ltd.	1,116	66,960
Nielsen Holdings PLC	991	12,427
Robert Half International, Inc.	328	12,382
Verisk Analytics, Inc.	457	63,697

		195,840

Real Estate Management & Development - 0.0% (A)
CBRE Group, Inc., Class A (C)	931	35,108

Road & Rail - 0.2%
CSX Corp.	2,164	123,997
JB Hunt Transport Services, Inc.	238	21,951
Kansas City Southern	276	35,102
Norfolk Southern Corp.	726	105,996
Old Dominion Freight Line, Inc.	266	34,849
Union Pacific Corp.	1,932	272,489

		594,384

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. (C)	3,254	147,992
Analog Devices, Inc.	1,025	91,891
Applied Materials, Inc.	2,570	117,757
Broadcom, Inc.	1,105	261,996
Intel Corp.	12,104	655,068
KLA Corp.	438	62,958
Lam Research Corp.	403	96,720
Maxim Integrated Products, Inc.	753	36,603
Microchip Technology, Inc. (B)	665	45,087
Micron Technology, Inc. (C)	3,081	129,587
NVIDIA Corp.	1,702	448,647
Qorvo, Inc. (C)	322	25,963
QUALCOMM, Inc.	3,178	214,992
Skyworks Solutions, Inc.	475	42,456
Texas Instruments, Inc.	2,601	259,918
Xilinx, Inc.	699	54,480

		2,692,115

Software - 1.3%
Adobe, Inc. (C)	1,346	428,351
ANSYS, Inc. (C)	238	55,328
Autodesk, Inc. (C)	613	95,689
Cadence Design Systems, Inc. (C)	781	51,577
Citrix Systems, Inc.	319	45,154
Fortinet, Inc. (C)	395	39,962
Intuit, Inc.	725	166,750

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	21,226	$ 3,347,553
Norton Lifelock, Inc.	1,595	29,842
Oracle Corp.	6,029	291,382
Paycom Software, Inc. (C)	136	27,473
salesforce.com, Inc. (C)	2,468	355,343
ServiceNow, Inc. (C)	525	150,455
Synopsys, Inc. (C)	418	53,834

		5,138,693

Specialty Retail - 0.3%
Advance Auto Parts, Inc.	192	17,917
AutoZone, Inc. (C)	67	56,682
Best Buy Co., Inc.	634	36,138
CarMax, Inc. (B) (C)	458	24,654
Gap, Inc. (B)	593	4,175
Home Depot, Inc.	3,034	566,478
L Brands, Inc.	646	7,468
Lowe’s Cos., Inc.	2,132	183,459
O’Reilly Automotive, Inc. (C)	211	63,522
Ross Stores, Inc.	1,007	87,579
Tiffany & Co.	300	38,850
TJX Cos., Inc.	3,374	161,311
Tractor Supply Co.	330	27,901
Ulta Beauty, Inc. (C)	159	27,936

		1,304,070

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	11,621	2,955,104
Hewlett Packard Enterprise Co.	3,601	34,966
HP, Inc.	4,123	71,575
NetApp, Inc.	635	26,473
Seagate Technology PLC	643	31,378
Western Digital Corp.	827	34,420
Xerox Holdings Corp.	517	9,792

		3,163,708

Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings, Ltd. (C)	421	4,543
Hanesbrands, Inc. (B)	1,007	7,925
NIKE, Inc., Class B	3,467	286,860
PVH Corp.	207	7,791
Ralph Lauren Corp.	138	9,222
Tapestry, Inc.	768	9,946
Under Armour, Inc., Class A (B) (C)	524	4,826
Under Armour, Inc., Class C (C)	541	4,360
VF Corp.	911	49,267

		384,740

Tobacco - 0.1%
Altria Group, Inc.	5,197	200,968
Philip Morris International, Inc.	4,328	315,771

		516,739

Trading Companies & Distributors - 0.0% (A)
Fastenal Co.	1,595	49,844
United Rentals, Inc. (C)	210	21,609
WW Grainger, Inc.	122	30,317

		101,770

Water Utilities - 0.0% (A)
American Water Works Co., Inc.	503	60,139

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.0% (A)
T-Mobile US, Inc. (C)	881	$ 73,916

Total Common Stocks (Cost $56,000,289)		59,613,363

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 83.8%
U.S. Treasury - 83.8%
U.S. Treasury Note
0.50%, 03/31/2025	$ 320,397,000	322,399,481

Total U.S. Government Obligation (Cost $322,987,710)		322,399,481

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.5%
Money Market Fund - 0.5%
State Street Institutional Treasury Money Market Fund, 0.50% (D)	2,085,197	2,085,197

Total Short-Term Investment Company (Cost $2,085,197)		2,085,197

OTHER INVESTMENT COMPANY - 0.0% (A)
Securities Lending Collateral - 0.0% (A)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	35,056	35,056

Total Other Investment Company (Cost $35,056)		35,056

Total Investments (Cost $381,108,252)		384,133,097
Net Other Assets (Liabilities) - 0.2%		693,908

Net Assets - 100.0%		$ 384,827,005

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	22	06/19/2020	$2,494,351	$2,826,670	$332,319	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$59,613,363	$—	$—	$59,613,363
U.S. Government Obligation	—	322,399,481	—	322,399,481
Short-Term Investment Company	2,085,197	—	—	2,085,197
Other Investment Company	35,056	—	—	35,056

Total Investments	$61,733,616	$322,399,481	$—	$384,133,097

Other Financial Instruments
Futures Contracts (F)	$332,319	$—	$—	$332,319

Total Other Financial Instruments	$332,319	$—	$—	$332,319

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $344,264, collateralized by cash collateral of $35,056 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $317,863. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 5.7%
Aerospace & Defense - 0.1%
AAR Corp.	116	$ 2,060
Aerojet Rocketdyne Holdings, Inc. (A)	255	10,667
AeroVironment, Inc. (A)	76	4,633
Cubic Corp.	110	4,544
Moog, Inc., Class A	113	5,710
National Presto Industries, Inc.	18	1,274
Park Aerospace Corp.	69	869
Triumph Group, Inc.	176	1,190

		30,947

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (A)	91	2,336
Echo Global Logistics, Inc. (A)	96	1,640
Forward Air Corp.	99	5,014
Hub Group, Inc., Class A (A)	118	5,365

		14,355

Airlines - 0.0% (B)
Allegiant Travel Co.	46	3,763
Hawaiian Holdings, Inc.	164	1,712
SkyWest, Inc.	178	4,662

		10,137

Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc. (A)	396	1,430
Cooper Tire & Rubber Co.	177	2,885
Cooper-Standard Holdings, Inc. (A)	59	606
Dorman Products, Inc. (A)	103	5,693
Fox Factory Holding Corp. (A)	136	5,712
Garrett Motion, Inc. (A)	263	752
Gentherm, Inc. (A)	115	3,611
LCI Industries	88	5,881
Motorcar Parts of America, Inc. (A)	67	843
Standard Motor Products, Inc.	71	2,951

		30,364

Automobiles - 0.0% (B)
Winnebago Industries, Inc.	119	3,309

Banks - 0.5%
Allegiance Bancshares, Inc.	67	1,615
Ameris Bancorp	231	5,489
Banc of California, Inc.	158	1,264
Banner Corp.	131	4,328
Berkshire Hills Bancorp, Inc.	151	2,244
Boston Private Financial Holdings, Inc.	293	2,095
Brookline Bancorp, Inc.	281	3,170
Cadence BanCorp	451	2,954
Central Pacific Financial Corp.	100	1,590
City Holding Co.	57	3,792
Columbia Banking System, Inc.	254	6,807
Community Bank System, Inc.	182	10,702
Customers Bancorp, Inc. (A)	101	1,104
CVB Financial Corp.	469	9,403
Dime Community Bancshares, Inc.	109	1,494
Eagle Bancorp, Inc.	118	3,565
First BanCorp	765	4,070
First Commonwealth Financial Corp.	346	3,162
First Financial Bancorp	350	5,218

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
First Midwest Bancorp, Inc.	387	$ 5,122
Franklin Financial Network, Inc.	47	958
Glacier Bancorp, Inc.	302	10,270
Great Western Bancorp, Inc.	198	4,055
Hanmi Financial Corp.	110	1,194
Heritage Financial Corp.	129	2,580
Hope Bancorp, Inc.	446	3,666
Independent Bank Corp.	121	7,789
National Bank Holdings Corp., Class A	110	2,629
NBT Bancorp, Inc.	154	4,988
OFG Bancorp	181	2,024
Old National Bancorp	599	7,901
Opus Bank	76	1,317
Pacific Premier Bancorp, Inc.	209	3,938
Preferred Bank	48	1,623
S&T Bancorp, Inc.	136	3,716
Seacoast Banking Corp. of Florida (A)	181	3,314
ServisFirst Bancshares, Inc.	162	4,750
Simmons First National Corp., Class A	401	7,378
Southside Bancshares, Inc.	112	3,404
Tompkins Financial Corp.	43	3,087
Triumph Bancorp, Inc. (A)	82	2,132
United Community Banks, Inc.	278	5,090
Veritex Holdings, Inc.	166	2,319
Westamerica Bancorporation	95	5,584

		174,894

Beverages - 0.0% (B)
Coca-Cola Consolidated, Inc.	16	3,336
MGP Ingredients, Inc. (C)	47	1,264
National Beverage Corp. (A) (C)	41	1,749

		6,349

Biotechnology - 0.1%
Acorda Therapeutics, Inc. (A) (C)	169	158
AMAG Pharmaceuticals, Inc. (A) (C)	119	735
Anika Therapeutics, Inc. (A)	50	1,446
Cytokinetics, Inc. (A) (C)	208	2,452
Eagle Pharmaceuticals, Inc. (A)	36	1,656
Emergent BioSolutions, Inc. (A)	154	8,911
Enanta Pharmaceuticals, Inc. (A)	56	2,880
Momenta Pharmaceuticals, Inc. (A)	400	10,880
Myriad Genetics, Inc. (A)	262	3,749
Progenics Pharmaceuticals, Inc. (A) (C)	304	1,155
REGENXBIO, Inc. (A)	110	3,562
Spectrum Pharmaceuticals, Inc. (A)	398	927
Vanda Pharmaceuticals, Inc. (A)	188	1,948
Xencor, Inc. (A)	174	5,199

		45,658

Building Products - 0.1%
AAON, Inc.	143	6,910
American Woodmark Corp. (A)	55	2,506
Apogee Enterprises, Inc.	93	1,936
Gibraltar Industries, Inc. (A)	114	4,893
Griffon Corp.	150	1,898
Insteel Industries, Inc.	64	848
Patrick Industries, Inc.	79	2,225
PGT Innovations, Inc. (A)	206	1,728
Quanex Building Products Corp.	117	1,179
Simpson Manufacturing Co., Inc.	142	8,801
Universal Forest Products, Inc.	216	8,033

		40,957

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 0.0% (B)
Blucora, Inc. (A)	172	$ 2,072
Donnelley Financial Solutions, Inc. (A)	110	580
Greenhill & Co., Inc.	52	512
INTL. FCStone, Inc. (A)	57	2,067
Piper Sandler Cos.	61	3,085
Virtus Investment Partners, Inc.	26	1,979
Waddell & Reed Financial, Inc., Class A (C)	248	2,822
WisdomTree Investments, Inc.	415	967

		14,084

Chemicals - 0.2%
AdvanSix, Inc. (A)	98	935
American Vanguard Corp.	94	1,359
Balchem Corp.	113	11,155
Ferro Corp. (A)	289	2,705
FutureFuel Corp.	91	1,026
GCP Applied Technologies, Inc. (A)	189	3,364
Hawkins, Inc.	33	1,175
HB Fuller Co.	179	4,999
Innospec, Inc.	86	5,976
Koppers Holdings, Inc. (A)	73	903
Kraton Corp. (A)	112	907
Livent Corp. (A) (C)	514	2,698
LSB Industries, Inc. (A) (C)	77	162
Quaker Chemical Corp. (C)	46	5,809
Rayonier Advanced Materials, Inc.	176	187
Stepan Co.	71	6,281
Tredegar Corp.	87	1,360
Trinseo SA	138	2,499

		53,500

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	234	5,700
Brady Corp., Class A	175	7,898
Harsco Corp. (A)	277	1,931
Interface, Inc.	206	1,557
Matthews International Corp., Class A	110	2,661
Mobile Mini, Inc.	155	4,066
Pitney Bowes, Inc. (C)	602	1,228
R.R. Donnelley & Sons Co.	250	240
Team, Inc. (A)	107	695
UniFirst Corp.	54	8,159
US Ecology, Inc.	90	2,736
Viad Corp.	72	1,528

		38,399

Communications Equipment - 0.1%
ADTRAN, Inc.	168	1,290
Applied Optoelectronics, Inc. (A) (C)	67	509
CalAmp Corp. (A)	120	540
Comtech Telecommunications Corp.	86	1,143
Digi International, Inc. (A)	100	954
Extreme Networks, Inc. (A)	428	1,322
Harmonic, Inc. (A)	337	1,941
NETGEAR, Inc. (A)	106	2,421
Plantronics, Inc. (C)	115	1,157
Viavi Solutions, Inc. (A)	809	9,069

		20,346

Construction & Engineering - 0.1%
Aegion Corp. (A)	108	1,936
Arcosa, Inc.	170	6,756
Comfort Systems USA, Inc.	129	4,715

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Granite Construction, Inc. (C)	165	$ 2,505
MYR Group, Inc. (A)	59	1,545

		17,457

Construction Materials - 0.0% (B)
US Concrete, Inc. (A)	56	1,016

Consumer Finance - 0.1%
Encore Capital Group, Inc. (A)	97	2,268
Enova International, Inc. (A)	119	1,724
EZCORP, Inc., Class A (A) (C)	185	772
Green Dot Corp., Class A (A)	167	4,240
PRA Group, Inc. (A)	160	4,435
World Acceptance Corp. (A)	20	1,092

		14,531

Containers & Packaging - 0.0% (B)
Myers Industries, Inc.	125	1,344

Distributors - 0.0% (B)
Core-Mark Holding Co., Inc.	160	4,571

Diversified Consumer Services - 0.1%
American Public Education, Inc. (A)	54	1,292
Perdoceo Education Corp. (A)	248	2,676
Regis Corp. (A)	85	502
Strategic Education, Inc.	77	10,762

		15,232

Diversified Financial Services - 0.0% (B)
FGL Holdings	460	4,508

Diversified Telecommunication Services - 0.1%
ATN International, Inc.	38	2,231
Cincinnati Bell, Inc. (A)	178	2,606
Cogent Communications Holdings, Inc.	147	12,049
Consolidated Communications Holdings, Inc.	254	1,156
Iridium Communications, Inc. (A)	342	7,637
Vonage Holdings Corp. (A)	803	5,806

		31,485

Electric Utilities - 0.0% (B)
E.I. Paso Electric Co.	143	9,718

Electrical Equipment - 0.0% (B)
AZZ, Inc.	92	2,587
Encore Wire Corp.	74	3,107
Powell Industries, Inc.	31	796
Sunrun, Inc. (A)	274	2,768
Vicor Corp. (A)	65	2,895

		12,153

Electronic Equipment, Instruments & Components - 0.3%
Anixter International, Inc. (A)	106	9,314
Arlo Technologies, Inc. (A)	267	649
Badger Meter, Inc.	102	5,467
Bel Fuse, Inc., Class B	36	351
Benchmark Electronics, Inc.	132	2,639
CTS Corp.	115	2,862
Daktronics, Inc.	132	651
ePlus, Inc. (A)	48	3,006
Fabrinet (A)	130	7,093
FARO Technologies, Inc. (A)	61	2,714
Insight Enterprises, Inc. (A)	126	5,308

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Itron, Inc. (A)	124	$ 6,923
Kemet Corp.	205	4,953
Knowles Corp. (A)	303	4,054
Methode Electronics, Inc.	131	3,462
MTS Systems Corp.	63	1,418
OSI Systems, Inc. (A)	60	4,135
PC Connection, Inc.	39	1,607
Plexus Corp. (A)	103	5,620
Rogers Corp. (A)	65	6,137
Sanmina Corp. (A)	246	6,711
ScanSource, Inc. (A)	89	1,904
TTM Technologies, Inc. (A)	345	3,567

		90,545

Energy Equipment & Services - 0.1%
Archrock, Inc.	449	1,688
Diamond Offshore Drilling, Inc. (A) (C)	228	417
DMC Global, Inc.	52	1,197
Dril-Quip, Inc. (A)	127	3,874
Era Group, Inc. (A)	70	373
Exterran Corp. (A)	99	475
Geospace Technologies Corp. (A)	48	307
Helix Energy Solutions Group, Inc. (A)	498	817
KLX Energy Services Holdings, Inc. (A) (C)	74	52
Matrix Service Co. (A)	96	909
Nabors Industries, Ltd.	1,190	464
Newpark Resources, Inc. (A)	316	284
Noble Corp. PLC (A)	877	228
Oceaneering International, Inc. (A)	348	1,023
Oil States International, Inc. (A)	213	432
ProPetro Holding Corp. (A)	290	725
RPC, Inc. (C)	181	373
SEACOR Holdings, Inc. (A)	62	1,672
TETRA Technologies, Inc. (A)	442	141
US Silica Holdings, Inc. (C)	259	466
Valaris PLC (A) (C)	697	314

		16,231

Entertainment - 0.0% (B)
Glu Mobile, Inc. (A)	405	2,547
Marcus Corp.	81	998

		3,545

Equity Real Estate Investment Trusts - 0.4%
Acadia Realty Trust	306	3,791
Agree Realty Corp.	160	9,904
Alexander & Baldwin, Inc.	239	2,682
American Assets Trust, Inc.	169	4,225
Armada Hoffler Properties, Inc.	195	2,087
CareTrust, Inc.	336	4,969
CBL & Associates Properties, Inc. (C)	611	122
Cedar Realty Trust, Inc.	303	283
Chatham Lodging Trust	165	980
Community Healthcare Trust, Inc.	72	2,756
DiamondRock Hospitality Co.	705	3,581
Easterly Government Properties, Inc.	261	6,431
Essential Properties Realty Trust, Inc. (C)	310	4,049
Four Corners Property Trust, Inc.	243	4,547
Franklin Street Properties Corp.	378	2,166
Getty Realty Corp.	120	2,849
Global Net Lease, Inc.	315	4,212
Hersha Hospitality Trust	126	451
Independence Realty Trust, Inc.	320	2,861
Industrial Logistics Properties Trust	229	4,017
Innovative Industrial Properties, Inc.	60	4,556

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Investors Real Estate Trust	41	$ 2,255
iStar, Inc.	263	2,790
Kite Realty Group Trust	296	2,803
Lexington Realty Trust	873	8,669
LTC Properties, Inc.	140	4,326
National Storage Affiliates Trust	209	6,186
NexPoint Residential Trust, Inc.	79	1,992
Office Properties Income Trust	170	4,633
Pennsylvania Real Estate Investment Trust (C)	210	191
Retail Opportunity Investments Corp.	408	3,382
RPT Realty	283	1,706
Safehold, Inc. (C)	47	2,972
Saul Centers, Inc.	41	1,342
Summit Hotel Properties, Inc.	370	1,561
Tanger Factory Outlet Centers, Inc. (C)	327	1,635
Uniti Group, Inc.	680	4,100
Universal Health Realty Income Trust	45	4,536
Urstadt Biddle Properties, Inc., Class A	105	1,481
Washington Prime Group, Inc.	657	529
Washington Real Estate Investment Trust	284	6,779
Whitestone	143	887
Xenia Hotels & Resorts, Inc.	397	4,089

		140,363

Food & Staples Retailing - 0.0% (B)
Andersons, Inc.	115	2,156
Chefs’ Warehouse, Inc. (A)	90	906
PriceSmart, Inc.	78	4,099
SpartanNash Co.	128	1,833
United Natural Foods, Inc. (A)	188	1,726

		10,720

Food Products - 0.1%
B&G Foods, Inc. (C)	225	4,070
Cal-Maine Foods, Inc.	107	4,706
Calavo Growers, Inc.	58	3,346
Fresh Del Monte Produce, Inc.	107	2,954
J&J Snack Foods Corp.	53	6,413
John B Sanfilippo & Son, Inc.	31	2,772
Seneca Foods Corp., Class A (A)	24	955

		25,216

Gas Utilities - 0.1%
NorthWest Natural Holding Co.	107	6,607
South Jersey Industries, Inc.	325	8,125

		14,732

Health Care Equipment & Supplies - 0.2%
AngioDynamics, Inc. (A)	132	1,377
Cardiovascular Systems, Inc. (A)	124	4,366
CONMED Corp.	100	5,727
CryoLife, Inc. (A)	132	2,233
Cutera, Inc. (A)	50	653
Glaukos Corp. (A)	137	4,228
Heska Corp. (A)	25	1,383
Inogen, Inc. (A)	64	3,306
Integer Holdings Corp. (A)	115	7,229
Invacare Corp.	119	884
Lantheus Holdings, Inc. (A)	138	1,761
LeMaitre Vascular, Inc.	58	1,445
Meridian Bioscience, Inc. (A)	150	1,260
Merit Medical Systems, Inc. (A)	194	6,062
Mesa Laboratories, Inc.	14	3,165
Natus Medical, Inc. (A)	120	2,776

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Neogen Corp. (A)	185	$ 12,393
OraSure Technologies, Inc. (A)	217	2,335
Orthofix Medical, Inc. (A)	67	1,877
Surmodics, Inc. (A)	48	1,599
Tactile Systems Technology, Inc. (A)	67	2,691
Varex Imaging Corp. (A)	135	3,066

		71,816

Health Care Providers & Services - 0.2%
Addus HomeCare Corp. (A)	48	3,245
AMN Healthcare Services, Inc. (A)	164	9,481
BioTelemetry, Inc. (A) (C)	120	4,621
Community Health Systems, Inc. (A) (C)	415	1,386
Convetrus, Inc. (A) (C)	343	2,792
CorVel Corp. (A)	32	1,744
Cross Country Healthcare, Inc. (A)	130	876
Ensign Group, Inc.	177	6,657
Hanger, Inc. (A)	131	2,041
LHC Group, Inc. (A)	104	14,581
Magellan Health, Inc. (A)	77	3,705
Owens & Minor, Inc. (C)	221	2,022
Pennant Group, Inc. (A)	92	1,303
Providence Service Corp. (A)	40	2,195
RadNet, Inc. (A)	147	1,545
Select Medical Holdings Corp. (A)	378	5,670
Tivity Health, Inc. (A)	152	956
US Physical Therapy, Inc.	45	3,105

		67,925

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	44	979
HealthStream, Inc. (A)	90	2,155
HMS Holdings Corp. (A)	310	7,834
NextGen Healthcare, Inc. (A)	170	1,775
Omnicell, Inc. (A)	148	9,706
Tabula Rasa HealthCare, Inc. (A) (C)	69	3,608

		26,057

Hotels, Restaurants & Leisure - 0.1%
BJ’s Restaurants, Inc.	67	930
Bloomin’ Brands, Inc.	306	2,185
Chuy’s Holdings, Inc. (A)	58	584
Dave & Buster’s Entertainment, Inc.	109	1,426
Dine Brands Global, Inc.	59	1,692
El Pollo Loco Holdings, Inc. (A) (C)	69	583
Fiesta Restaurant Group, Inc. (A)	71	286
Monarch Casino & Resort, Inc. (A)	42	1,179
Red Robin Gourmet Burgers, Inc. (A)	46	392
Ruth’s Hospitality Group, Inc.	96	641
Shake Shack, Inc., Class A (A) (C)	109	4,114
Wingstop, Inc.	104	8,289

		22,301

Household Durables - 0.1%
Cavco Industries, Inc. (A)	30	4,348
Century Communities, Inc. (A)	100	1,451
Ethan Allen Interiors, Inc.	86	879
Installed Building Products, Inc. (A)	75	2,990
iRobot Corp. (A) (C)	100	4,090
La-Z-Boy, Inc.	163	3,350
LGI Homes, Inc. (A)	78	3,522
M/I Homes, Inc. (A)	99	1,636
MDC Holdings, Inc.	176	4,083
Meritage Homes Corp. (A)	127	4,637
TopBuild Corp. (A)	120	8,597

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Tupperware Brands Corp.	172	$ 279
Universal Electronics, Inc. (A)	49	1,880

		41,742

Household Products - 0.1%
Central Garden & Pet Co. (A)	35	963
Central Garden & Pet Co., Class A (A)	141	3,605
WD-40 Co.	48	9,641

		14,209

Industrial Conglomerates - 0.0% (B)
Raven Industries, Inc.	126	2,675

Insurance - 0.2%
Ambac Financial Group, Inc. (A)	160	1,974
American Equity Investment Life Holding Co.	321	6,035
AMERISAFE, Inc.	68	4,384
eHealth, Inc. (A)	88	12,392
Employers Holdings, Inc.	112	4,537
HCI Group, Inc. (C)	23	926
Horace Mann Educators Corp.	145	5,305
James River Group Holdings, Ltd.	107	3,878
Kinsale Capital Group, Inc.	73	7,631
ProAssurance Corp.	189	4,725
Safety Insurance Group, Inc.	51	4,306
Stewart Information Services Corp.	83	2,214
Third Point Reinsurance, Ltd. (A)	282	2,090
United Fire Group, Inc.	75	2,446
United Insurance Holdings Corp.	73	674
Universal Insurance Holdings, Inc.	108	1,935

		65,452

Interactive Media & Services - 0.0% (B)
QuinStreet, Inc. (A)	162	1,304

Internet & Catalog Retail - 0.0% (B)
Liquidity Services, Inc. (A)	95	369

Internet & Direct Marketing Retail - 0.0% (B)
PetMed Express, Inc.	71	2,043
Shutterstock, Inc.	67	2,155
Stamps.com, Inc. (A)	57	7,415

		11,613

IT Services - 0.1%
Cardtronics PLC, Class A (A)	127	2,657
CSG Systems International, Inc.	116	4,855
EVERTEC, Inc.	210	4,773
ExlService Holdings, Inc. (A)	120	6,243
ManTech International Corp., Class A	95	6,904
NIC, Inc.	236	5,428
Perficient, Inc. (A)	115	3,115
Sykes Enterprises, Inc. (A)	136	3,688
TTEC Holdings, Inc.	62	2,277
Unisys Corp. (A)	182	2,248
Virtusa Corp. (A)	105	2,982

		45,170

Leisure Products - 0.0% (B)
Callaway Golf Co.	331	3,383
Sturm Ruger & Co., Inc.	58	2,953
Vista Outdoor, Inc. (A)	204	1,795

		8,131

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.1%
Luminex Corp.	148	$ 4,074
Medpace Holdings, Inc. (A)	96	7,044
NeoGenomics, Inc. (A)	368	10,161

		21,279

Machinery - 0.3%
Alamo Group, Inc.	34	3,018
Albany International Corp., Class A	108	5,112
Astec Industries, Inc.	79	2,763
Barnes Group, Inc.	168	7,027
Briggs & Stratton Corp.	150	271
Chart Industries, Inc. (A)	126	3,651
CIRCOR International, Inc. (A)	70	814
Enerpac Tool Group Corp.	190	3,144
EnPro Industries, Inc.	73	2,889
ESCO Technologies, Inc.	91	6,908
Federal Signal Corp.	213	5,811
Franklin Electric Co., Inc.	135	6,363
Greenbrier Cos., Inc.	115	2,040
Hillenbrand, Inc.	261	4,988
John Bean Technologies Corp.	111	8,244
Lindsay Corp.	38	3,480
Lydall, Inc. (A)	62	401
Meritor, Inc. (A)	260	3,445
Mueller Industries, Inc.	201	4,812
Proto Labs, Inc. (A)	94	7,156
SPX Corp. (A)	155	5,059
SPX Flow, Inc. (A)	150	4,263
Standex International Corp.	44	2,157
Tennant Co.	64	3,709
Titan International, Inc.	176	273
Wabash National Corp.	190	1,372
Watts Water Technologies, Inc., Class A	97	8,211

		107,381

Marine - 0.0% (B)
Matson, Inc.	151	4,624

Media - 0.0% (B)
EW Scripps Co., Class A	192	1,448
Gannett Co., Inc. (C)	461	682
Scholastic Corp.	108	2,753
TechTarget, Inc. (A)	81	1,669

		6,552

Metals & Mining - 0.1%
Century Aluminum Co. (A)	175	633
Cleveland-Cliffs, Inc. (C)	1,397	5,518
Haynes International, Inc.	44	907
Kaiser Aluminum Corp.	56	3,880
Materion Corp.	72	2,521
Olympic Steel, Inc.	32	331
SunCoke Energy, Inc.	305	1,174
TimkenSteel Corp. (A)	140	452
Warrior Met Coal, Inc.	180	1,912

		17,328

Mortgage Real Estate Investment Trusts - 0.1%
Apollo Commercial Real Estate Finance, Inc. (C)	503	3,732
ARMOUR Residential, Inc.	207	1,824
Capstead Mortgage Corp.	333	1,399
Granite Point Mortgage Trust, Inc.	193	978
Invesco Mortgage Capital, Inc.	566	1,930

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
KKR Real Estate Finance Trust, Inc.	85	$ 1,276
New York Mortgage Trust, Inc.	1,286	1,993
PennyMac Mortgage Investment Trust	353	3,749
Ready Capital Corp.	124	895
Redwood Trust, Inc.	397	2,009

		19,785

Multi-Utilities - 0.0% (B)
Avista Corp.	235	9,985

Multiline Retail - 0.0% (B)
Big Lots, Inc.	137	1,948
JC Penney Co., Inc. (A) (C)	1,059	381

		2,329

Oil, Gas & Consumable Fuels - 0.1%
Bonanza Creek Energy, Inc. (A)	65	731
Callon Petroleum Co. (A)	1,375	754
Consol Energy, Inc. (A) (C)	91	336
Denbury Resources, Inc. (A)	1,735	320
Dorian LPG, Ltd. (A)	102	889
Green Plains, Inc.	119	577
Gulfport Energy Corp. (A) (C)	512	228
HighPoint Resources Corp. (A)	384	73
Laredo Petroleum, Inc. (A)	635	241
Oasis Petroleum, Inc. (A)	1,018	356
Par Pacific Holdings, Inc. (A)	130	923
PDC Energy, Inc. (A)	342	2,124
Penn Virginia Corp. (A)	47	145
QEP Resources, Inc.	837	280
Range Resources Corp. (C)	735	1,676
Renewable Energy Group, Inc. (A)	137	2,813
REX American Resources Corp. (A)	20	930
Ring Energy, Inc. (A) (C)	210	138
SM Energy Co.	374	456
Southwestern Energy Co. (A)	1,906	3,221
Talos Energy, Inc. (A)	71	408
Whiting Petroleum Corp. (A) (C)	321	215

		17,834

Paper & Forest Products - 0.0% (B)
Boise Cascade Co.	137	3,258
Clearwater Paper Corp. (A)	58	1,265
Mercer International, Inc.	141	1,021
Neenah, Inc.	59	2,545
P.H. Glatfelter Co.	156	1,906
Schweitzer-Mauduit International, Inc.	109	3,032

		13,027

Personal Products - 0.0% (B)
Inter Parfums, Inc.	62	2,874
Medifast, Inc. (C)	41	2,563
USANA Health Sciences, Inc. (A)	44	2,541

		7,978

Pharmaceuticals - 0.1%
Akorn, Inc. (A)	333	187
Amphastar Pharmaceuticals, Inc. (A)	121	1,796
ANI Pharmaceuticals, Inc. (A)	33	1,344
Corcept Therapeutics, Inc. (A)	362	4,304
Endo International PLC (A)	711	2,631
Innoviva, Inc. (A)	235	2,764
Lannett Co., Inc. (A) (C)	118	820
Pacira BioSciences, Inc. (A) (C)	147	4,929
Phibro Animal Health Corp., Class A	71	1,716
Supernus Pharmaceuticals, Inc. (A)	185	3,328

		23,819

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.1%
Exponent, Inc.	182	$ 13,088
Forrester Research, Inc. (A)	37	1,082
Heidrick & Struggles International, Inc.	67	1,507
Kelly Services, Inc., Class A	117	1,485
Korn Ferry	195	4,742
Resources Connection, Inc.	106	1,163
TrueBlue, Inc. (A)	137	1,748

		24,815

Real Estate Management & Development - 0.0% (B)
Marcus & Millichap, Inc. (A)	83	2,249
RE/MAX Holdings, Inc., Class A	63	1,381
Realogy Holdings Corp.	403	1,213
St. Joe Co. (A) (C)	111	1,863

		6,706

Road & Rail - 0.0% (B)
ArcBest Corp.	90	1,577
Heartland Express, Inc.	165	3,064
Marten Transport, Ltd.	137	2,811
Saia, Inc. (A)	91	6,692

		14,144

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Energy Industries, Inc. (A)	135	6,546
Axcelis Technologies, Inc. (A)	114	2,087
Brooks Automation, Inc.	255	7,778
CEVA, Inc. (A)	77	1,920
Cohu, Inc.	145	1,795
Diodes, Inc. (A)	146	5,933
DSP Group, Inc. (A)	81	1,085
FormFactor, Inc. (A)	267	5,364
Ichor Holdings, Ltd. (A)	79	1,514
Kulicke & Soffa Industries, Inc.	223	4,654
MaxLinear, Inc. (A)	229	2,672
Onto Innovation, Inc. (A)	173	5,133
PDF Solutions, Inc. (A)	98	1,149
Photronics, Inc. (A)	237	2,432
Power Integrations, Inc.	104	9,186
Rambus, Inc. (A)	393	4,362
SMART Global Holdings, Inc. (A)	46	1,118
Ultra Clean Holdings, Inc. (A)	140	1,932
Veeco Instruments, Inc. (A)	172	1,646
Xperi Corp.	174	2,420

		70,726

Software - 0.2%
8x8, Inc. (A)	353	4,893
Agilysys, Inc. (A)	72	1,202
Alarm.com Holdings, Inc. (A)	128	4,980
Bottomline Technologies de, Inc. (A)	134	4,911
Ebix, Inc. (C)	78	1,184
LivePerson, Inc. (A) (C)	217	4,937
MicroStrategy, Inc., Class A (A)	29	3,425
Onespan, Inc. (A) (C)	115	2,087
Progress Software Corp.	158	5,056
Qualys, Inc. (A)	117	10,178
SPS Commerce, Inc. (A)	123	5,721
TiVo Corp.	446	3,158

		51,732

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 0.2%
Abercrombie & Fitch Co., Class A (C)	221	$ 2,009
America’s Car-Mart, Inc. (A)	22	1,240
Asbury Automotive Group, Inc. (A)	68	3,756
Barnes & Noble Education, Inc. (A)	136	185
Boot Barn Holdings, Inc. (A) (C)	101	1,306
Buckle, Inc. (C)	101	1,385
Caleres, Inc.	143	744
Cato Corp., Class A	77	821
Chico’s FAS, Inc.	418	539
Children’s Place, Inc. (C)	51	997
Conn’s, Inc. (A)	67	280
Designer Brands, Inc., Class A (C)	194	966
Express, Inc. (A)	237	353
GameStop Corp., Class A (C)	232	812
Genesco, Inc. (A)	50	667
Group 1 Automotive, Inc.	62	2,744
Guess?, Inc.	150	1,015
Haverty Furniture Cos., Inc.	64	761
Hibbett Sports, Inc. (A) (C)	62	678
Lithia Motors, Inc., Class A	80	6,543
Lumber Liquidators Holdings, Inc. (A)	101	474
MarineMax, Inc. (A)	76	792
Michaels Cos., Inc. (A) (C)	269	436
Monro, Inc.	117	5,126
Office Depot, Inc.	1,924	3,155
Rent-A-Center, Inc.	173	2,446
Shoe Carnival, Inc.	31	644
Signet Jewelers, Ltd.	184	1,187
Sleep Number Corp. (A)	100	1,916
Sonic Automotive, Inc., Class A	85	1,129
Tailored Brands, Inc. (C)	178	310
Zumiez, Inc. (A)	72	1,247

		46,663

Technology Hardware, Storage & Peripherals - 0.0% (B)
3D Systems Corp. (A) (C)	417	3,215
Diebold Nixdorf, Inc. (A)	270	950

		4,165

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc. (A)	242	4,112
Fossil Group, Inc. (A)	164	540
G-III Apparel Group, Ltd. (A)	152	1,170
Kontoor Brands, Inc. (A) (C)	164	3,144
Movado Group, Inc.	58	685
Oxford Industries, Inc.	60	2,176
Steven Madden, Ltd.	272	6,318
Unifi, Inc. (A)	51	589
Vera Bradley, Inc. (A)	83	342
Wolverine World Wide, Inc.	285	4,332

		23,408

Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (A)	188	3,408
Flagstar Bancorp, Inc.	121	2,399
HomeStreet, Inc.	86	1,912
Meta Financial Group, Inc.	122	2,650
NMI Holdings, Inc., Class A (A)	239	2,775
Northfield Bancorp, Inc.	152	1,701
Northwest Bancshares, Inc.	353	4,084

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Provident Financial Services, Inc.	211	$ 2,714
TrustCo Bank Corp.	341	1,845
Walker & Dunlop, Inc.	101	4,067

		27,555

Tobacco - 0.0% (B)
Universal Corp.	87	3,846
Vector Group, Ltd.	406	3,825

		7,671

Trading Companies & Distributors - 0.0% (B)
Applied Industrial Technologies, Inc.	136	6,218
DXP Enterprises, Inc. (A)	56	686
Foundation Building Materials, Inc. (A)	62	638
GMS, Inc. (A)	148	2,328
Kaman Corp.	98	3,770
Veritiv Corp. (A)	45	354

		13,994

Water Utilities - 0.1%
American States Water Co.	130	10,626
California Water Service Group	170	8,555

		19,181

Wireless Telecommunication Services - 0.0% (B)
Shenandoah Telecommunications Co.	165	8,126
Spok Holdings, Inc.	62	663

		8,789

Total Common Stocks (Cost $2,186,545)		1,846,900

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 92.9%
U.S. Treasury - 92.9%
U.S. Treasury Note
0.50%, 03/31/2025	$ 29,880,000	30,066,750

Total U.S. Government Obligation (Cost $30,121,608)		30,066,750

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.0%
Money Market Fund - 1.0%
State Street Institutional Treasury Money Market Fund, 0.34% (D)	312,150	312,150

Total Short-Term Investment Company (Cost $312,150)		312,150

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	39,015	39,015

Total Other Investment Company (Cost $39,015)		39,015

Total Investments (Cost $32,659,318)		32,264,815
Net Other Assets (Liabilities) - 0.3%		82,514

Net Assets - 100.0%		$ 32,347,329

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	8	06/19/2020	$421,005	$459,040	$38,035	$—

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,846,900	$—	$—	$1,846,900
U.S. Government Obligation	—	30,066,750	—	30,066,750
Short-Term Investment Company	312,150	—	—	312,150
Other Investment Company	39,015	—	—	39,015

Total Investments	$2,198,065	$30,066,750	$—	$32,264,815

Other Financial Instruments
Futures Contracts (F)	$38,035	$—	$—	$38,035

Total Other Financial Instruments	$38,035	$—	$—	$38,035

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $107,521, collateralized by cash collateral of $39,015 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $74,491. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at March 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 8

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 15.0%
Brazil - 0.7%
Ambev SA, ADR	13,435	$ 30,900
Banco Bradesco SA, ADR	12,301	49,942
Itau Unibanco Holding SA, ADR	14,784	66,380
Petroleo Brasileiro SA, ADR	11,207	60,906
Vale SA, ADR	9,512	78,854

		286,982

Cayman Islands - 0.1%
Trip.Com Group, Ltd., ADR (A)	1,182	27,718

China - 6.4%
Agricultural Bank of China, Ltd., H Shares	86,000	34,507
Alibaba Group Holding, Ltd., ADR (A)	2,054	399,462
Baidu, Inc., ADR (A)	846	85,268
Bank of China, Ltd., H Shares	232,000	88,898
Bank of Communications Co., Ltd., H Shares	65,000	39,834
China Construction Bank Corp., H Shares	330,000	269,930
China Evergrande Group (B)	9,000	14,933
China Life Insurance Co., Ltd., H Shares	23,000	45,045
China Merchants Bank Co., Ltd., H Shares	11,500	51,929
China Pacific Insurance Group Co., Ltd., H Shares	7,800	23,599
China Petroleum & Chemical Corp., H Shares	78,000	38,442
China Shenhua Energy Co., Ltd., H Shares	10,500	19,995
China Tower Corp., Ltd., H Shares (C)	136,000	30,531
CNOOC, Ltd.	49,000	51,397
Country Garden Holdings Co., Ltd.	22,000	26,624
CSPC Pharmaceutical Group, Ltd.	14,000	28,033
Industrial & Commercial Bank of China, Ltd., H Shares	238,000	163,050
JD.com, Inc., ADR (A)	2,543	102,992
Meituan Dianping, Class B (A)	12,100	146,198
NetEase, Inc., ADR	219	70,290
New Oriental Education & Technology Group, Inc., ADR (A)	357	38,642
PetroChina Co., Ltd., H Shares	64,000	23,450
PICC Property & Casualty Co., Ltd., H Shares	22,000	21,288
Ping An Insurance Group Co. of China, Ltd., H Shares	15,500	152,282
Shenzhou International Group Holdings, Ltd.	2,200	23,388
Sunac China Holdings, Ltd.	7,000	32,422
Sunny Optical Technology Group Co., Ltd.	2,000	26,939
TAL Education Group, ADR (A)	1,117	59,491
Tencent Holdings, Ltd.	8,200	402,229
Xiaomi Corp., Class B (A) (B) (C)	40,400	54,416
Yum China Holdings, Inc.	1,154	49,195

		2,614,699

Hong Kong - 0.7%
China Gas Holdings, Ltd.	7,000	24,384
China Mengniu Dairy Co., Ltd. (A)	8,000	27,816
China Mobile, Ltd.	17,000	126,443
China Overseas Land & Investment, Ltd.	12,000	37,234
China Resources Land, Ltd.	8,000	33,029
CITIC, Ltd.	20,000	20,927
Geely Automobile Holdings, Ltd.	17,000	25,091

		294,924

	Shares	Value
COMMON STOCKS (continued)
India - 0.7%
HDFC Bank, Ltd., ADR	4,090	$ 157,301
ICICI Bank, Ltd., ADR	4,795	40,758
Infosys, Ltd., ADR	11,594	95,187

		293,246

Indonesia - 0.3%
Astra International Tbk PT	61,800	14,777
Bank Central Asia Tbk PT	33,800	57,249
Bank Mandiri Persero Tbk PT	56,900	16,327
Bank Rakyat Indonesia Persero Tbk PT	161,800	29,959
Telekomunikasi Indonesia Persero Tbk PT	148,100	28,694

		147,006

Malaysia - 0.2%
Malayan Banking Bhd.	15,800	27,248
Public Bank Bhd.	7,700	28,340
Tenaga Nasional Bhd.	7,800	21,703

		77,291

Mexico - 0.4%
America Movil SAB de CV, Series L	71,197	42,641
Fomento Economico Mexicano SAB de CV	5,670	34,616
Grupo Financiero Banorte SAB de CV, Class O	8,797	24,374
Grupo Mexico SAB de CV, Series B	10,925	20,370
Wal-Mart de Mexico SAB de CV	14,916	35,447

		157,448

Peru - 0.1%
Credicorp, Ltd.	204	29,186

Poland - 0.1%
Polski Koncern Naftowy Orlen SA	887	11,895
Powszechna Kasa Oszczednosci Bank Polski SA	2,631	14,328

		26,223

Qatar - 0.1%
Qatar National Bank QPSC	13,526	62,411

Republic of Korea - 2.4%
Celltrion, Inc. (A)	329	61,889
Hana Financial Group, Inc.	916	17,382
Hyundai Mobis Co., Ltd.	206	28,683
Hyundai Motor Co.	443	32,279
KB Financial Group, Inc.	1,212	34,398
Kia Motors Corp.	816	17,428
KT&G Corp.	385	23,625
LG Chem, Ltd.	144	36,079
LG Corp.	395	19,144
LG Household & Health Care, Ltd.	29	26,681
NAVER Corp.	448	62,562
POSCO	245	32,402
Samsung C&T Corp.	284	20,903
Samsung Electronics Co., Ltd.	9,138	358,434
Samsung SDI Co., Ltd.	168	33,190
Shinhan Financial Group Co., Ltd.	1,447	33,995
SK Hynix, Inc.	1,777	121,595
SK Innovation Co., Ltd.	189	13,507
SK Telecom Co., Ltd.	121	17,593

		991,769

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa - 0.7%
FirstRand, Ltd.	10,492	$ 23,657
MTN Group, Ltd. (B)	5,116	13,861
Naspers, Ltd., N Shares	1,336	191,028
Sanlam, Ltd.	5,719	16,360
Sasol, Ltd. (A)	1,730	3,577
Standard Bank Group, Ltd.	3,950	22,663

		271,146

Russian Federation - 0.8%
Gazprom PJSC, ADR	18,417	85,436
Lukoil PJSC, ADR	1,144	68,640
MMC Norilsk Nickel PJSC, ADR	1,835	45,728
Novatek PJSC, GDR	259	29,863
Sberbank of Russia PJSC, ADR	8,232	78,451
Tatneft PJSC, ADR	798	33,716

		341,834

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,181	390,970

Thailand - 0.2%
Airports of Thailand PCL	13,100	20,258
CP ALL PCL	13,400	24,805
PTT PCL	26,100	24,456

		69,519

United Arab Emirates - 0.1%
First Abu Dhabi Bank PJSC	8,312	21,837

Total Common Stocks (Cost $6,717,941)		6,104,209

PREFERRED STOCK - 0.2%
Republic of Korea - 0.2%
Samsung Electronics Co., Ltd., 2.54% (D)	2,511	82,713

Total Preferred Stock (Cost $78,868)		82,713

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 82.2%
U.S. Treasury - 82.2%
U.S. Treasury Note
0.50%, 03/31/2025	$ 33,143,000	33,350,144

Total U.S. Government Obligation (Cost $33,410,992)		33,350,144

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.4%
Money Market Fund - 1.4%
State Street Institutional Treasury Money Market Fund, 0.50% (D)	554,764	$ 554,764

Total Short-Term Investment Company (Cost $554,764)		554,764

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (D)	30,201	30,201

Total Other Investment Company (Cost $30,201)		30,201

Total Investments (Cost $40,792,766)		40,122,031

Net Other Assets (Liabilities) - 1.1%		434,663

Net Assets - 100.0%		$ 40,556,694

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	24	06/19/2020	$915,441	$1,011,480	$96,039	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligation	83.1%	$ 33,350,144
Banks	3.6	1,460,677
Internet & Catalog Retail	1.7	676,370
Money Market Funds	1.4	554,764
Interactive Media & Services	1.4	550,059
Semiconductors & Semiconductor Equipment	1.3	512,565
Technology Hardware, Storage & Peripherals	1.2	495,563
Oil, Gas & Consumable Fuels	1.1	461,703
Insurance	0.6	258,574
Wireless Telecommunication Services	0.5	200,538
Internet & Direct Marketing Retail	0.5	191,028
Metals & Mining	0.4	177,354
Real Estate Management & Development	0.4	144,242
Diversified Consumer Services	0.2	98,133
IT Services	0.2	95,187
Automobiles	0.2	89,575
Entertainment	0.2	70,290
Beverages	0.2	65,516
Biotechnology	0.1	61,889
Industrial Conglomerates	0.1	60,974
Food & Staples Retailing	0.1	60,252
Electronic Equipment, Instruments & Components	0.1	60,129
Diversified Telecommunication Services	0.1	59,225
Hotels, Restaurants & Leisure	0.1	49,195
Chemicals	0.1	39,656
Auto Components	0.1	28,683
Pharmaceuticals	0.1	28,033
Food Products	0.1	27,816
Personal Products	0.1	26,681
Gas Utilities	0.1	24,384
Diversified Financial Services	0.1	23,657
Tobacco	0.1	23,625
Textiles, Apparel & Luxury Goods	0.1	23,388
Electric Utilities	0.1	21,703
Transportation Infrastructure	0.1	20,258

Investments	99.9	40,091,830
Short-Term Investments	0.1	30,201

Total Investments	100.0%	$ 40,122,031

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,332,724	$3,771,485	$—	$6,104,209
Preferred Stock	—	82,713	—	82,713
U.S. Government Obligation	—	33,350,144	—	33,350,144
Short-Term Investment Company	554,764	—	—	554,764
Other Investment Company	30,201	—	—	30,201

Total Investments	$2,917,689	$37,204,342	$—	$40,122,031

Other Financial Instruments
Futures Contracts (F)	$96,039	$—	$—	$96,039

Total Other Financial Instruments	$96,039	$—	$—	$96,039

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $75,329, collateralized by cash collateral of $30,201 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $50,499. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)

Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $84,947, representing 0.2% of the Fund’s net assets.

(D)	Rates disclosed reflect the yields at March 31, 2020.
(E)

There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 11.2%
Australia - 0.7%
AGL Energy, Ltd.	1,000	$ 10,521
Alumina, Ltd. (A)	2,265	2,024
AMP, Ltd. (A) (B)	5,126	4,188
APA Group (A)	1,798	11,291
Aristocrat Leisure, Ltd. (A)	982	12,832
ASX, Ltd.	196	9,248
Atlassian Corp. PLC, Class A (B)	187	25,668
Aurizon Holdings, Ltd.	2,035	5,269
AusNet Services	2,842	2,974
Australia & New Zealand Banking Group, Ltd.	4,401	45,684
Bendigo & Adelaide Bank, Ltd. (A)	787	3,020
BHP Group PLC	3,208	49,802
BHP Group, Ltd. (A)	4,447	78,877
BlueScope Steel, Ltd.	845	4,463
Boral, Ltd.	1,816	2,279
Brambles, Ltd.	2,441	15,777
Caltex Australia, Ltd.	401	5,478
Challenger, Ltd.	888	2,174
CIMIC Group, Ltd. (A)	151	2,149
Coca-Cola Amatil, Ltd.	798	4,318
Cochlear, Ltd.	88	10,096
Coles Group, Ltd.	1,728	16,034
Commonwealth Bank of Australia	2,658	100,571
Computershare, Ltd. (A)	789	4,689
Crown Resorts, Ltd. (A)	662	3,079
CSL, Ltd.	689	125,111
Dexus, REIT	1,723	9,586
Evolution Mining, Ltd.	2,340	5,471
Flight Centre Travel Group, Ltd. (A)	103	625
Fortescue Metals Group, Ltd.	2,593	15,870
Goodman Group, REIT	2,505	18,552
GPT Group, REIT	3,070	6,821
Harvey Norman Holdings, Ltd. (A)	968	1,748
Incitec Pivot, Ltd.	2,576	3,185
Insurance Australia Group, Ltd. (A)	3,616	13,722
LendLease Group	896	5,648
Macquarie Group, Ltd.	484	25,402
Magellan Financial Group, Ltd.	201	5,354
Medibank Pvt, Ltd. (A)	4,223	6,875
Mirvac Group, REIT	5,851	7,484
National Australia Bank, Ltd.	4,152	42,388
Newcrest Mining, Ltd.	1,165	16,436
Northern Star Resources, Ltd.	1,024	6,600
Oil Search, Ltd.	2,028	2,954
Orica, Ltd.	612	5,750
Origin Energy, Ltd.	2,677	7,176
Qantas Airways, Ltd.	1,385	2,738
QBE Insurance Group, Ltd.	2,085	10,975
Ramsay Health Care, Ltd.	250	8,765
REA Group, Ltd. (A)	81	3,817
Santos, Ltd.	2,690	5,631
Scentre Group, REIT	8,186	7,841
SEEK, Ltd. (A)	552	5,010
Seven Group Holdings, Ltd. (A)	63	433
Sonic Healthcare, Ltd.	733	10,915
South32, Ltd.	7,842	8,471
Stockland, REIT	3,837	5,942
Suncorp Group, Ltd.	1,925	10,757
Sydney Airport	1,693	5,792
Tabcorp Holdings, Ltd. (A)	1,812	2,806

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Telstra Corp., Ltd.	6,343	$ 11,918
TPG Telecom, Ltd. (A)	394	1,661
Transurban Group (A)	3,450	25,423
Treasury Wine Estates, Ltd.	1,104	6,777
Vicinity Centres, REIT	5,087	3,222
Washington H Soul Pattinson & Co., Ltd. (A)	190	1,973
Wesfarmers, Ltd.	1,728	36,245
Westpac Banking Corp.	5,196	52,473
WiseTech Global, Ltd. (A)	205	2,146
Woodside Petroleum, Ltd. (A)	1,425	15,882
Woolworths Group, Ltd.	2,006	43,095
Worley, Ltd. (A)	470	1,769

		1,057,740

Austria - 0.0% (C)
ams AG (A) (B)	397	3,914
Andritz AG	115	3,606
CA Immobilien Anlagen AG	140	4,716
Erste Group Bank AG	520	9,634
Immofinanz AG (A) (B)	171	3,051
OMV AG	225	6,211
Raiffeisen Bank International AG	210	3,082
Verbund AG	143	5,181
voestalpine AG (A)	183	3,722
Wienerberger AG	192	3,032

		46,149

Belgium - 0.1%
Ackermans & van Haaren NV	38	4,949
Ageas	297	12,354
Anheuser-Busch InBev SA	1,280	56,839
Colruyt SA	89	4,811
Galapagos NV (B)	71	14,101
Groupe Bruxelles Lambert SA	126	9,902
KBC Group NV	521	24,021
Proximus SADP	241	5,519
Sofina SA	32	6,524
Solvay SA (A)	111	8,085
Telenet Group Holding NV	88	2,650
UCB SA	196	16,990
Umicore SA	317	11,078

		177,823

Chile - 0.0% (C)
Antofagasta PLC	522	5,003

China - 0.0% (C)
ENN Energy Holdings, Ltd.	1,200	11,619
Fosun International, Ltd.	3,500	4,046

		15,665

Denmark - 0.2%
AP Moller - Maersk A/S, Class A	4	3,314
AP Moller - Maersk A/S, Class B (A)	9	8,062
Carlsberg A/S, Class B	165	18,677
Chr Hansen Holding A/S	149	11,147
Coloplast A/S, Class B	180	26,113
Danske Bank A/S	1,063	12,020
Demant A/S (A) (B)	165	3,654
DSV Panalpina A/S	329	29,906
Genmab A/S (B)	98	19,843
GN Store Nord A/S	181	8,086
H. Lundbeck A/S	91	2,700
ISS A/S (A)	269	3,698
Novo Nordisk A/S, Class B	2,525	151,909

The notes are an integral part of this report. Transamerica ETF Trust	Page 1

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Novozymes A/S, B Shares	334	$ 15,190
Orsted A/S (D)	271	26,555
Rockwool International A/S, B Shares	5	904
Tryg A/S	200	4,920
Vestas Wind Systems A/S	311	25,270

		371,968

Finland - 0.1%
Elisa OYJ	241	14,935
Fortum OYJ	664	9,745
Huhtamaki OYJ	151	4,835
Kesko OYJ, B Shares	112	6,341
Kone OYJ, Class B	614	34,777
Metso OYJ	197	4,695
Neste OYJ	601	20,344
Nokia OYJ	8,573	26,988
Nordea Bank Abp	4,886	27,656
Orion OYJ, Class B (A)	161	6,586
Sampo OYJ, A Shares	723	21,118
Stora Enso OYJ, R Shares	888	9,009
UPM-Kymmene OYJ (A)	818	22,519
Wartsila OYJ Abp (A)	695	5,102

		214,650

France - 1.0%
Accor SA	284	7,790
Aeroports de Paris	50	4,798
Air Liquide SA	715	91,516
Airbus SE	880	57,298
Amundi SA (D)	79	4,668
AXA SA	2,942	50,965
BNP Paribas SA	1,709	51,587
Bollore SA	1,440	3,966
Bouygues SA	338	9,910
Bureau Veritas SA	415	7,882
Capgemini SE	245	20,700
Carrefour SA	900	14,235
Christian Dior SE	17	6,088
Cie de Saint-Gobain	845	20,551
Cie Generale des Etablissements Michelin SCA	275	24,459
CNP Assurances	245	2,398
Credit Agricole SA	1,855	13,617
Danone SA	957	61,576
Dassault Aviation SA	5	4,109
Dassault Systemes SE	212	31,403
Electricite de France SA	532	4,195
Engie SA	2,449	25,292
EssilorLuxottica SA	419	45,184
Hermes International	45	31,048
Kering SA	115	60,051
L’Oreal SA	372	97,513
Legrand SA	405	25,988
LVMH Moet Hennessy Louis Vuitton SE	409	151,888
Natixis SA (A)	1,388	4,519
Orange SA	3,128	38,218
Pernod Ricard SA	320	45,452
Peugeot SA	845	11,279
Publicis Groupe SA	333	9,544
Renault SA	293	5,693
Safran SA	495	43,527
Sanofi	1,742	153,180
Sartorius Stedim Biotech	26	5,221
Schneider Electric SE	821	70,788
Societe Generale SA	1,211	20,394
Sodexo SA (A)	140	9,469

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Thales SA	162	$ 13,577
TOTAL SA	3,819	148,298
Unibail-Rodamco-Westfield, REIT (A)	208	11,767
Veolia Environnement SA	858	18,335
Vinci SA	780	64,531
Vivendi SA	1,175	25,173

		1,629,640

Germany - 0.8%
adidas AG	271	61,225
Allianz SE	655	112,750
BASF SE	1,394	65,993
Bayer AG	1,456	84,433
Bayerische Motoren Werke AG	522	26,986
Beiersdorf AG	152	15,437
Commerzbank AG	1,603	5,819
Continental AG	164	11,806
Covestro AG (D)	218	6,667
Daimler AG	1,375	41,520
Deutsche Bank AG	2,857	18,712
Deutsche Boerse AG	295	40,461
Deutsche Lufthansa AG	378	3,551
Deutsche Post AG	1,483	40,314
Deutsche Telekom AG	4,925	63,842
Deutsche Wohnen SE	543	20,681
E.ON SE	3,335	34,548
Evonik Industries AG	228	4,771
Fresenius Medical Care AG & Co. KGaA	329	21,732
Fresenius SE & Co. KGaA	628	23,380
Hannover Rueck SE	92	13,224
HeidelbergCement AG	207	8,879
Henkel AG & Co. KGaA	156	11,528
HOCHTIEF AG	32	2,124
Infineon Technologies AG	1,909	28,131
Knorr-Bremse AG	47	4,169
Merck KGaA	196	20,134
MTU Aero Engines AG	68	9,950
Muenchener Rueckversicherungs-Gesellschaft AG	228	46,057
Puma SE	114	6,805
RWE AG	849	22,320
SAP SE	1,607	181,265
Siemens AG	1,238	105,235
Siemens Healthineers AG (D)	173	6,842
Symrise AG	147	13,710
Telefonica Deutschland Holding AG	1,236	3,064
thyssenkrupp AG (B)	590	3,087
Uniper SE	139	3,430
Volkswagen AG	48	6,394
Vonovia SE	784	38,591
Wirecard AG	171	19,636
Zalando SE (B) (D)	191	7,333

		1,266,536

Hong Kong - 0.4%
AIA Group, Ltd.	18,000	162,910
Alibaba Health Information Technology, Ltd. (B)	4,000	6,688
Bank of East Asia, Ltd.	2,200	4,734
BOC Hong Kong Holdings, Ltd.	5,500	15,221
Budweiser Brewing Co. APAC, Ltd. (B) (D)	1,200	3,096
Chow Tai Fook Jewellery Group, Ltd.	400	283
CK Asset Holdings, Ltd.	4,000	21,907
CK Hutchison Holdings, Ltd.	4,000	26,990
CK Infrastructure Holdings, Ltd.	1,000	5,316
CLP Holdings, Ltd.	3,000	27,674

The notes are an integral part of this report. Transamerica ETF Trust	Page 2

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Dairy Farm International Holdings, Ltd.	500	$ 2,300
Galaxy Entertainment Group, Ltd.	4,000	21,340
Hang Lung Properties, Ltd.	2,000	4,062
Hang Seng Bank, Ltd.	1,100	18,804
Henderson Land Development Co., Ltd.	2,000	7,625
HK Electric Investments & HK Electric Investments, Ltd.	4,500	4,331
HKT Trust & HKT, Ltd.	5,000	6,812
Hong Kong & China Gas Co., Ltd.	16,000	26,381
Hong Kong Exchanges & Clearing, Ltd.	1,800	54,296
Hongkong Land Holdings, Ltd.	1,800	6,750
Jardine Matheson Holdings, Ltd.	500	25,000
Jardine Strategic Holdings, Ltd.	200	4,440
Link, REIT	3,200	27,125
Melco Resorts & Entertainment, Ltd., ADR	242	3,001
MTR Corp., Ltd.	2,500	12,918
New World Development Co., Ltd.	9,000	9,684
NWS Holdings, Ltd.	2,000	2,057
Power Assets Holdings, Ltd.	2,500	14,950
Sino Land Co., Ltd.	4,000	5,078
Sun Hung Kai Properties, Ltd.	2,000	26,371
Swire Pacific, Ltd., Class B	5,000	5,116
Swire Properties, Ltd.	1,800	5,063
Techtronic Industries Co., Ltd.	2,500	16,224
Wharf Holdings, Ltd. (A)	2,000	3,545
Wharf Real Estate Investment Co., Ltd. (A)	2,000	8,231
Wheelock & Co., Ltd.	2,000	13,650

		609,973

Ireland - 0.1%
AerCap Holdings NV (B)	190	4,330
AIB Group PLC (B)	1,009	1,132
Bank of Ireland Group PLC	1,525	2,885
CRH PLC	1,276	34,792
DCC PLC	156	9,865
Experian PLC	1,406	39,243
Flutter Entertainment PLC	129	11,683
Glanbia PLC	263	2,848
ICON PLC (B)	73	9,928
James Hardie Industries PLC, CDI	682	7,731
Kerry Group PLC, Class A	212	24,471
Kingspan Group PLC	204	10,901
Smurfit Kappa Group PLC	405	11,430

		171,239

Israel - 0.1%
Airport City, Ltd. (B)	53	779
Alony Hetz Properties & Investments, Ltd.	51	595
Azrieli Group, Ltd.	74	4,284
Bank Hapoalim BM	1,867	11,247
Bank Leumi Le-Israel BM	2,465	13,658
Bezeq Israeli Telecommunication Corp., Ltd. (B)	3,804	2,762
Check Point Software Technologies, Ltd. (B)	196	19,706
CyberArk Software, Ltd. (B)	56	4,791
Delek Group, Ltd.	6	159
Elbit Systems, Ltd.	45	5,882
Gazit-Globe, Ltd.	8	62
Inmode, Ltd. (B)	7	151
Isracard, Ltd.	0	1
Israel Chemicals, Ltd.	1,031	3,288
Israel Corp., Ltd. (B)	2	203
Israel Discount Bank, Ltd., A Shares	2,396	7,112
Melisron, Ltd.	3	117
Mellanox Technologies, Ltd. (A) (B)	63	7,643
Mizrahi Tefahot Bank, Ltd.	324	6,066

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Nice, Ltd. (B)	113	$ 16,723
Oil Refineries, Ltd.	650	178
Paz Oil Co., Ltd.	11	928
Phoenix Holdings, Ltd.	46	221
Shufersal, Ltd.	43	244
Strauss Group, Ltd.	18	471
Taro Pharmaceutical Industries, Ltd. (B)	1	61
Teva Pharmaceutical Industries, Ltd., ADR (B)	1,593	14,305
Tower Semiconductor, Ltd. (B)	170	2,739
Wix.com, Ltd. (B)	64	6,453

		130,829

Italy - 0.2%
A2A SpA	2,582	3,210
Amplifon SpA	78	1,602
Assicurazioni Generali SpA (A)	1,934	26,335
Atlantia SpA (A)	723	9,068
Banca Mediolanum SpA	447	2,281
Davide Campari-Milano SpA	853	6,130
DiaSorin SpA	11	1,457
Enel SpA	11,766	81,838
Eni SpA	3,890	39,354
Ferrari NV	193	29,976
FinecoBank Banca Fineco SpA	630	5,731
Infrastrutture Wireless Italiane SpA (D)	157	1,702
Intesa Sanpaolo SpA	23,478	38,343
Leonardo SpA	611	4,071
Mediobanca Banca di Credito Finanziario SpA	963	5,313
Moncler SpA	261	9,534
Nexi SpA (B) (D)	254	3,305
Pirelli & C SpA (D)	419	1,501
Poste Italiane SpA (D)	763	6,463
Prada SpA	500	1,464
Prysmian SpA	420	6,728
Recordati SpA	169	7,147
Saipem SpA (A) (B)	699	1,718
Snam SpA	3,469	16,002
Telecom Italia SpA (A) (B)	15,502	6,334
Telecom Italia SpA	10,757	4,255
Terna Rete Elettrica Nazionale SpA	2,253	14,264
UniCredit SpA	3,153	24,726
UnipolSai Assicurazioni SpA (A)	1,687	4,146

		363,998

Japan - 3.3%
Acom Co., Ltd.	700	2,847
Activia Properties, Inc., REIT	2	6,466
Advance Residence Investment Corp., REIT	2	5,808
Advantest Corp. (A)	300	12,061
Aeon Co., Ltd.	1,400	31,111
AEON Financial Service Co., Ltd. (A)	200	2,145
Aeon Mall Co., Ltd.	200	2,525
AGC, Inc.	400	9,852
Air Water, Inc.	300	4,130
Aisin Seiki Co., Ltd.	200	4,935
Ajinomoto Co., Inc.	900	16,761
Alfresa Holdings Corp.	400	7,462
Alps Alpine Co., Ltd. (A)	200	1,943
Amada Holdings Co., Ltd.	700	5,531
ANA Holdings, Inc.	200	4,889
Aozora Bank, Ltd.	200	3,820
Asahi Group Holdings, Ltd.	700	22,759
Asahi Intecc Co., Ltd.	400	9,900

The notes are an integral part of this report. Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Kasei Corp.	2,300	$ 16,294
Asics Corp.	300	2,776
Astellas Pharma, Inc.	2,800	43,340
Azbil Corp.	300	7,792
Bandai Namco Holdings, Inc. (A)	400	19,419
Benesse Holdings, Inc.	200	5,097
Bridgestone Corp.	900	27,703
Brother Industries, Ltd.	500	7,661
Calbee, Inc.	200	5,412
Canon, Inc.	1,600	34,963
Capcom Co., Ltd.	100	3,140
Casio Computer Co., Ltd.	400	5,621
Central Japan Railway Co.	300	48,131
Chiba Bank, Ltd.	1,400	6,134
Chubu Electric Power Co., Inc.	1,100	15,534
Chugai Pharmaceutical Co., Ltd.	300	34,737
Chugoku Electric Power Co., Inc. (A)	500	6,984
Coca-Cola Bottlers Japan Holdings, Inc.	200	4,111
COMSYS Holdings Corp. (A)	200	5,156
Concordia Financial Group, Ltd.	2,000	5,836
Credit Saison Co., Ltd.	200	2,327
CyberAgent, Inc.	200	7,762
Dai Nippon Printing Co., Ltd.	400	8,526
Dai-ichi Life Holdings, Inc.	1,800	21,601
Daicel Corp.	400	2,923
Daifuku Co., Ltd.	200	12,690
Daiichi Sankyo Co., Ltd.	900	61,976
Daikin Industries, Ltd.	500	60,998
Daito Trust Construction Co., Ltd.	100	9,323
Daiwa House Industry Co., Ltd.	1,000	24,802
Daiwa House Investment Corp., REIT	3	7,328
Daiwa Securities Group, Inc.	2,300	8,931
DeNA Co., Ltd. (A)	200	2,190
Denso Corp.	800	25,870
Dentsu Group, Inc. (A)	400	7,733
DIC Corp.	200	4,433
East Japan Railway Co.	600	45,441
Ebara Corp.	200	3,811
Eisai Co., Ltd.	400	29,386
Electric Power Development Co., Ltd., Class C	200	4,035
FamilyMart Co., Ltd.	400	7,181
Fancl Corp.	100	2,248
FANUC Corp.	300	40,725
Fast Retailing Co., Ltd.	100	40,934
Fuji Electric Co., Ltd.	200	4,537
FUJIFILM Holdings Corp.	700	35,267
Fujitsu, Ltd.	300	27,109
Fukuoka Financial Group, Inc.	300	3,977
GLP J-REIT	6	6,758
GMO Payment Gateway, Inc.	100	7,021
GungHo Online Entertainment, Inc.	100	1,401
Hachijuni Bank, Ltd.	900	3,260
Hakuhodo DY Holdings, Inc.	500	5,048
Hamamatsu Photonics KK	200	8,189
Hankyu Hanshin Holdings, Inc.	500	16,836
Haseko Corp. (A)	500	5,359
Hino Motors, Ltd.	500	2,691
Hisamitsu Pharmaceutical Co., Inc. (A)	200	9,337
Hitachi Chemical Co., Ltd.	200	8,504
Hitachi Construction Machinery Co., Ltd. (A)	200	4,055
Hitachi High-Technologies Corp.	100	7,392
Hitachi Metals, Ltd.	200	2,110
Hitachi, Ltd.	1,400	40,760
Honda Motor Co., Ltd. (A)	2,700	60,775
Hoshizaki Corp.	100	7,512
House Foods Group, Inc.	200	6,531

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoya Corp.	600	$ 51,132
Hulic Co., Ltd.	700	7,120
Ibiden Co., Ltd.	200	4,393
Idemitsu Kosan Co., Ltd. (A)	400	9,182
IHI Corp.	200	2,338
Iida Group Holdings Co., Ltd.	200	2,773
Inpex Corp.	1,600	9,023
Invincible Investment Corp., REIT	7	1,571
Isetan Mitsukoshi Holdings, Ltd.	700	4,085
Isuzu Motors, Ltd.	900	5,963
Ito En, Ltd.	200	10,597
ITOCHU Corp. (A)	2,400	49,854
Itochu Techno-Solutions Corp.	100	2,858
J. Front Retailing Co., Ltd.	500	4,159
Japan Airlines Co., Ltd. (A)	200	3,687
Japan Airport Terminal Co., Ltd. (A)	100	3,867
Japan Exchange Group, Inc. (A)	900	15,890
Japan Hotel Investment Corp., REIT	8	2,327
Japan Post Bank Co., Ltd.	700	6,465
Japan Post Holdings Co., Ltd.	1,500	11,751
Japan Prime Realty Investment Corp., REIT	2	6,021
Japan Real Estate Investment Corp., REIT	2	11,727
Japan Retail Fund Investment Corp., REIT	5	5,660
Japan Tobacco, Inc.	1,700	31,432
JFE Holdings, Inc.	900	5,861
JGC Holdings Corp.	400	3,216
JSR Corp.	200	3,692
JTEKT Corp.	500	3,404
JXTG Holdings, Inc.	5,000	17,146
K’s Holdings Corp.	400	3,790
Kagome Co., Ltd. (A)	200	5,197
Kajima Corp.	900	9,246
Kakaku.com, Inc.	200	3,677
Kaneka Corp.	100	2,399
Kansai Electric Power Co., Inc.	1,300	14,493
Kansai Paint Co., Ltd.	500	9,532
Kao Corp.	700	57,255
Kawasaki Heavy Industries, Ltd.	200	2,907
KDDI Corp.	2,500	73,873
Keihan Holdings Co., Ltd.	100	4,446
Keikyu Corp.	300	5,049
Keio Corp.	200	11,838
Keisei Electric Railway Co., Ltd.	200	5,780
Kewpie Corp.	200	4,004
Keyence Corp.	300	96,790
Kikkoman Corp.	200	8,531
Kinden Corp.	200	2,955
Kintetsu Group Holdings Co., Ltd.	200	9,263
Kirin Holdings Co., Ltd.	1,400	27,720
Kobayashi Pharmaceutical Co., Ltd.	100	9,263
Kobe Bussan Co., Ltd.	100	3,946
Kobe Steel, Ltd.	600	1,856
Koito Manufacturing Co., Ltd.	200	6,771
Komatsu, Ltd.	1,500	24,712
Konami Holdings Corp. (A)	200	6,141
Konica Minolta, Inc.	900	3,660
Kubota Corp.	1,800	23,035
Kuraray Co., Ltd.	500	5,058
Kurita Water Industries, Ltd.	200	4,628
Kyocera Corp.	500	29,679
Kyowa Exeo Corp.	100	2,229
Kyowa Kirin Co., Ltd.	500	11,218
Kyushu Electric Power Co., Inc. (A)	700	5,635
Kyushu Railway Co.	200	5,743
LINE Corp. (B)	100	4,826
Lion Corp.	500	10,713
LIXIL Group Corp.	500	6,229

The notes are an integral part of this report. Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
M3, Inc. (A)	600	$ 17,757
Makita Corp.	500	15,354
Marubeni Corp.	2,700	13,481
Marui Group Co., Ltd. (A)	400	6,725
Maruichi Steel Tube, Ltd. (A)	200	4,815
Matsumotokiyoshi Holdings Co., Ltd.	100	3,640
Mazda Motor Corp.	900	4,769
McDonald’s Holdings Co. Japan, Ltd.	200	9,022
Mebuki Financial Group, Inc.	1,600	3,261
Medipal Holdings Corp.	200	3,739
MEIJI Holdings Co., Ltd.	200	14,228
Mercari, Inc. (B)	100	1,945
Minebea Mitsumi, Inc.	700	10,465
MISUMI Group, Inc.	500	10,907
Mitsubishi Chemical Holdings Corp.	2,300	13,695
Mitsubishi Corp.	2,500	53,066
Mitsubishi Electric Corp.	3,400	42,045
Mitsubishi Estate Co., Ltd.	2,000	29,549
Mitsubishi Gas Chemical Co., Inc.	400	4,357
Mitsubishi Heavy Industries, Ltd.	500	12,656
Mitsubishi Materials Corp.	200	4,104
Mitsubishi Motors Corp. (A)	1,100	3,118
Mitsubishi UFJ Financial Group, Inc.	19,800	73,914
Mitsubishi UFJ Lease & Finance Co., Ltd.	900	4,435
Mitsui & Co., Ltd.	2,600	36,210
Mitsui Chemicals, Inc.	400	7,599
Mitsui Fudosan Co., Ltd.	1,600	27,723
Mitsui O.S.K. Lines, Ltd.	200	3,237
Miura Co., Ltd.	100	3,571
Mizuho Financial Group, Inc.	38,600	44,194
MonotaRO Co., Ltd.	200	5,313
MS&AD Insurance Group Holdings, Inc.	800	22,417
Murata Manufacturing Co., Ltd.	900	45,619
Nabtesco Corp.	200	4,622
Nagoya Railroad Co., Ltd.	500	14,034
NEC Corp.	3,800	138,863
Nexon Co., Ltd.	700	11,445
NGK Insulators, Ltd.	500	6,563
NGK Spark Plug Co., Ltd.	200	2,820
NH Foods, Ltd.	100	3,488
Nichirei Corp.	200	5,660
Nidec Corp.	800	41,551
Nihon M&A Center, Inc.	200	5,475
Nihon Unisys, Ltd.	100	2,680
Nikon Corp.	700	6,471
Nintendo Co., Ltd.	200	77,088
Nippon Building Fund, Inc., REIT	2	13,413
Nippon Electric Glass Co., Ltd.	200	2,683
Nippon Express Co., Ltd.	200	9,800
Nippon Paint Holdings Co., Ltd.	300	15,729
Nippon Paper Industries Co., Ltd. (A)	200	2,851
Nippon Prologis, Inc., REIT	5	12,561
Nippon Shinyaku Co., Ltd.	100	7,855
Nippon Steel Corp. (A)	1,400	12,001
Nippon Telegraph & Telephone Corp.	2,000	47,714
Nippon Yusen KK	200	2,382
Nissan Chemical Corp.	200	7,299
Nissan Motor Co., Ltd.	3,600	11,892
Nisshin Seifun Group, Inc.	500	8,346
Nissin Foods Holdings Co., Ltd.	200	16,674
Nitori Holdings Co., Ltd.	100	13,506
Nitto Denko Corp.	200	8,939
NOK Corp.	200	2,210
Nomura Holdings, Inc. (A)	5,100	21,627
Nomura Real Estate Holdings, Inc.	200	3,251
Nomura Real Estate Master Fund, Inc., REIT	7	8,857

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Research Institute, Ltd.	600	$ 12,716
NSK, Ltd.	700	4,500
NTT Data Corp.	900	8,670
NTT DOCOMO, Inc.	1,700	53,179
Obayashi Corp.	1,100	9,435
OBIC Co., Ltd.	100	13,117
Odakyu Electric Railway Co., Ltd.	500	10,986
OJI Holdings Corp.	1,800	9,654
Olympus Corp.	1,900	27,491
Omron Corp.	400	20,861
Ono Pharmaceutical Co., Ltd.	800	18,423
Open House Co., Ltd.	100	2,061
Orient Corp. (A)	200	224
Oriental Land Co., Ltd. (A)	400	51,207
ORIX Corp.	2,000	24,093
ORIX, Inc., REIT	5	6,577
Osaka Gas Co., Ltd.	500	9,430
Otsuka Corp.	100	4,280
Otsuka Holdings Co., Ltd.	900	35,273
Pan Pacific International Holdings Corp.	900	17,082
Panasonic Corp.	3,800	29,040
Park24 Co., Ltd.	200	2,948
PeptiDream, Inc. (B)	200	6,984
Persol Holdings Co., Ltd. (A)	200	2,012
Pigeon Corp.	200	7,679
Pola Orbis Holdings, Inc.	200	3,696
Rakuten, Inc.	1,300	9,874
Recruit Holdings Co., Ltd.	2,400	62,159
Relo Group, Inc.	200	4,200
Renesas Electronics Corp. (B)	1,500	5,405
Resona Holdings, Inc.	3,400	10,242
Ricoh Co., Ltd. (A)	1,100	8,090
Rohm Co., Ltd.	200	10,986
Rohto Pharmaceutical Co., Ltd.	100	2,742
Ryohin Keikaku Co., Ltd.	300	3,374
Sankyu, Inc.	100	3,738
Santen Pharmaceutical Co., Ltd.	700	12,048
SBI Holdings, Inc. (A)	400	5,847
Screen Holdings Co., Ltd.	100	3,705
Secom Co., Ltd.	400	33,251
Sega Sammy Holdings, Inc.	200	2,436
Seibu Holdings, Inc.	500	5,502
Seiko Epson Corp. (A)	500	5,419
Seino Holdings Co., Ltd.	100	1,087
Sekisui Chemical Co., Ltd.	700	9,292
Sekisui House, Inc., REIT	3	1,923
Sekisui House, Ltd.	900	14,877
Seven & i Holdings Co., Ltd.	1,100	36,437
Seven Bank, Ltd.	1,100	2,843
SG Holdings Co., Ltd.	300	7,150
Sharp Corp.	300	3,154
Shikoku Electric Power Co., Inc.	200	1,582
Shimadzu Corp.	500	13,177
Shimano, Inc.	100	14,302
Shimizu Corp.	1,100	8,610
Shin-Etsu Chemical Co., Ltd.	600	59,636
Shinsei Bank, Ltd. (B)	200	2,671
Shionogi & Co., Ltd.	500	24,626
Shiseido Co., Ltd.	600	35,470
Shizuoka Bank, Ltd.	500	3,043
Showa Denko KK	200	4,144
Skylark Holdings Co., Ltd.	200	2,968
SMC Corp.	100	42,379
Softbank Corp. (A)	2,200	28,011
SoftBank Group Corp.	2,500	87,722
Sohgo Security Services Co., Ltd.	200	9,745
Sojitz Corp.	1,800	4,235

The notes are an integral part of this report. Transamerica ETF Trust	Page 5

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sompo Holdings, Inc.	600	$ 18,580
Sony Corp.	1,900	113,009
Sony Financial Holdings, Inc.	200	3,385
Square Enix Holdings Co., Ltd.	200	8,939
Stanley Electric Co., Ltd.	200	3,950
Subaru Corp. (A)	900	17,286
Sumco Corp.	300	3,871
Sumitomo Chemical Co., Ltd.	2,200	6,542
Sumitomo Corp.	2,000	22,954
Sumitomo Dainippon Pharma Co., Ltd.	200	2,599
Sumitomo Electric Industries, Ltd.	1,100	11,596
Sumitomo Heavy Industries, Ltd.	100	1,807
Sumitomo Metal Mining Co., Ltd.	300	6,164
Sumitomo Mitsui Financial Group, Inc. (A)	2,100	51,024
Sumitomo Mitsui Trust Holdings, Inc.	700	20,257
Sumitomo Realty & Development Co., Ltd.	600	14,645
Sumitomo Rubber Industries, Ltd.	200	1,888
Sundrug Co., Ltd.	200	6,410
Suntory Beverage & Food, Ltd.	200	7,568
Suzuken Co., Ltd.	200	7,290
Suzuki Motor Corp.	700	16,758
Sysmex Corp.	200	14,536
T&D Holdings, Inc.	900	7,370
Taiheiyo Cement Corp.	200	3,427
Taisei Corp.	400	12,246
Taiyo Nippon Sanso Corp.	400	5,932
Taiyo Yuden Co., Ltd. (A)	200	5,300
Takeda Pharmaceutical Co., Ltd.	2,300	70,478
TDK Corp.	200	15,525
Teijin, Ltd.	200	3,390
Terumo Corp.	1,000	34,459
THK Co., Ltd. (A)	200	4,098
TIS, Inc.	300	4,966
Tobu Railway Co., Ltd.	500	17,461
Toho Co., Ltd.	200	6,114
Toho Gas Co., Ltd.	100	4,539
Tohoku Electric Power Co., Inc.	700	6,750
Tokai Carbon Co., Ltd.	300	2,479
Tokio Marine Holdings, Inc.	1,100	50,438
Tokyo Century Corp.	100	3,136
Tokyo Electric Power Co. Holdings, Inc. (B)	1,400	4,889
Tokyo Electron, Ltd.	200	37,710
Tokyo Gas Co., Ltd.	500	11,838
Tokyo Tatemono Co., Ltd.	400	4,250
Tokyu Corp.	900	14,173
Tokyu Fudosan Holdings Corp.	1,000	4,798
Toppan Printing Co., Ltd.	300	4,602
Toray Industries, Inc.	2,500	10,861
Toshiba Corp.	700	15,432
Tosoh Corp.	300	3,418
TOTO, Ltd.	200	6,660
Toyo Seikan Group Holdings, Ltd.	200	2,286
Toyo Suisan Kaisha, Ltd.	200	9,671
Toyoda Gosei Co., Ltd.	200	3,435
Toyota Boshoku Corp.	200	2,384
Toyota Industries Corp.	200	9,597
Toyota Motor Corp.	4,000	240,878
Toyota Tsusho Corp.	400	9,434
Trend Micro, Inc.	200	9,893
Tsumura & Co.	200	5,098
Ube Industries, Ltd.	200	3,070
Unicharm Corp.	700	26,267
United Urban Investment Corp., REIT	5	4,979
USS Co., Ltd.	400	5,506
Welcia Holdings Co., Ltd.	100	6,994
West Japan Railway Co.	200	13,702
Yakult Honsha Co., Ltd.	200	11,838

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Yamada Denki Co., Ltd.	1,400	$ 5,589
Yamaha Corp.	200	7,809
Yamaha Motor Co., Ltd.	500	6,053
Yamato Holdings Co., Ltd. (A)	700	11,004
Yamazaki Baking Co., Ltd.	200	4,181
Yaskawa Electric Corp.	400	11,027
Yokogawa Electric Corp.	500	6,035
Yokohama Rubber Co., Ltd.	200	2,488
Z Holdings Corp.	4,200	13,539
Zensho Holdings Co., Ltd. (A)	200	3,818
Zeon Corp.	200	1,508
ZOZO, Inc. (A)	300	4,032

		5,286,582

Jersey, Channel Islands - 0.0% (C)
Clarivate Analytics PLC (B)	118	2,448

Luxembourg - 0.0% (C)
ArcelorMittal SA	961	9,133
Aroundtown SA	1,248	6,236
Millicom International Cellular SA, SDR	121	3,415
SES SA	606	3,556
Tenaris SA	714	4,371

		26,711

Macau - 0.0% (C)
MGM China Holdings, Ltd.	1,600	1,637
Sands China, Ltd.	3,600	13,191
Wynn Macau, Ltd.	2,400	3,647

		18,475

Mexico - 0.0% (C)
Fresnillo PLC	280	2,315

Netherlands - 0.5%
ABN AMRO Bank NV, CVA (D)	632	5,190
Adyen NV (B) (D)	34	28,748
Aegon NV	2,150	5,459
Akzo Nobel NV	304	20,017
ASML Holding NV	650	172,918
EXOR NV	151	7,787
GrandVision NV (A) (D)	48	1,314
Heineken Holding NV	182	13,949
Heineken NV	329	27,493
ING Groep NV	5,803	30,446
Just Eat Takeaway (B) (D)	1	56
Koninklijke Ahold Delhaize NV	1,729	40,381
Koninklijke DSM NV	277	31,458
Koninklijke KPN NV	6,044	14,431
Koninklijke Philips NV	1,427	57,801
NN Group NV	465	12,551
NXP Semiconductors NV	428	35,494
Prosus NV (B)	585	40,536
QIAGEN NV (B)	353	14,180
Randstad NV	194	6,848
Royal Dutch Shell PLC, A Shares	6,716	118,167
Royal Dutch Shell PLC, B Shares	5,352	90,239
Wolters Kluwer NV	430	30,281

		805,744

New Zealand - 0.1%
a2 Milk Co., Ltd. (B)	1,156	11,781
Air New Zealand, Ltd.	1,323	667
Auckland International Airport, Ltd.	1,721	5,091
Contact Energy, Ltd.	1,430	4,883

The notes are an integral part of this report. Transamerica ETF Trust	Page 6

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
New Zealand (continued)
Fisher & Paykel Healthcare Corp., Ltd.	1,012	$ 18,227
Fletcher Building, Ltd.	1,423	2,953
Mercury NZ, Ltd.	298	745
Meridian Energy, Ltd.	2,322	5,561
Ryman Healthcare, Ltd.	749	4,574
SkyCity Entertainment Group, Ltd.	1,479	1,640
Spark New Zealand, Ltd.	3,144	7,614
Xero, Ltd. (B)	139	5,777
Z Energy, Ltd.	737	1,263

		70,776

Norway - 0.1%
Adevinta ASA, B Shares (B)	498	4,415
Aker BP ASA	202	2,551
Austevoll Seafood ASA	11	77
DNB ASA	1,404	15,610
DNO ASA (A)	465	129
Elkem ASA (D)	98	123
Entra ASA (D)	282	3,330
Equinor ASA	1,672	20,882
Gjensidige Forsikring ASA	326	5,527
Kongsberg Gruppen ASA	27	335
Leroy Seafood Group ASA	189	920
Mowi ASA	672	10,153
Norsk Hydro ASA	2,082	4,485
Norwegian Finans Holding ASA (B)	271	1,090
Orkla ASA	1,389	11,775
Salmar ASA	56	1,853
Schibsted ASA, B Shares	317	5,621
SFL Corp., Ltd.	54	511
SpareBank 1 SR-Bank ASA	380	2,142
Storebrand ASA	834	3,316
Telenor ASA	1,031	14,914
TGS NOPEC Geophysical Co. ASA	192	2,136
Tomra Systems ASA	101	2,803
Yara International ASA	277	8,686

		123,384

Portugal - 0.0% (C)
Banco Comercial Portugues SA, R Shares (A)	17,028	1,915
EDP - Energias de Portugal SA	3,908	15,686
Galp Energia SGPS SA	780	8,897
Jeronimo Martins SGPS SA	447	8,063

		34,561

Singapore - 0.2%
Ascendas, REIT	5,300	10,534
CapitaLand Commercial Trust, REIT	4,900	5,265
CapitaLand Mall Trust, REIT	4,700	5,909
CapitaLand, Ltd.	4,100	8,207
City Developments, Ltd.	900	4,576
ComfortDelGro Corp., Ltd.	3,400	3,630
DBS Group Holdings, Ltd.	2,700	35,214
Genting Singapore, Ltd.	8,800	4,264
Golden Agri-Resources, Ltd.	10,800	1,069
Jardine Cycle & Carriage, Ltd.	200	2,763
Keppel Corp., Ltd. (A)	2,400	8,917
Mapletree Commercial Trust, REIT	4,100	5,270
Mapletree Logistics Trust, REIT	700	777
Mapletree North Asia Commercial Trust, REIT	800	452
Oversea-Chinese Banking Corp., Ltd.	5,800	35,195
SATS, Ltd.	1,300	2,885
Sea, Ltd., ADR (B)	281	12,451

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Sembcorp Industries, Ltd.	1,600	$ 1,742
Singapore Airlines, Ltd. (A)	800	3,225
Singapore Exchange, Ltd.	1,400	9,036
Singapore Press Holdings, Ltd.	2,700	3,470
Singapore Technologies Engineering, Ltd.	2,500	5,478
Singapore Telecommunications, Ltd.	11,900	21,228
Suntec, REIT	4,300	3,775
United Overseas Bank, Ltd.	2,100	28,686
UOL Group, Ltd.	900	4,153
Venture Corp., Ltd.	400	3,812
Wilmar International, Ltd.	4,900	11,116

		243,099

Spain - 0.3%
ACS Actividades de Construccion y Servicios SA	421	8,229
Aena SME SA (D)	113	12,339
Amadeus IT Group SA	672	31,854
Banco Bilbao Vizcaya Argentaria SA	9,989	31,955
Banco Santander SA	23,762	57,830
CaixaBank SA	5,451	10,168
Cellnex Telecom SA (D)	350	15,918
Endesa SA	482	10,297
Ferrovial SA	763	18,310
Grifols SA	435	14,796
Grifols SA, ADR	440	8,862
Iberdrola SA	9,190	90,592
Industria de Diseno Textil SA	1,620	42,057
Mapfre SA	1,538	2,627
Naturgy Energy Group SA	525	9,283
Red Electrica Corp. SA	671	12,049
Repsol SA	2,000	18,285
Siemens Gamesa Renewable Energy SA	271	4,083
Telefonica SA	6,955	31,849

		431,383

Sweden - 0.4%
AAK AB	133	2,173
Alfa Laval AB	452	7,858
Assa Abloy AB, B Shares	1,503	28,474
Atlas Copco AB, A Shares	921	31,039
Atlas Copco AB, B Shares	654	19,341
Axfood AB	185	3,776
Beijer Ref AB	60	1,083
Boliden AB	420	7,686
Castellum AB	434	7,359
Electrolux AB, Series B	362	4,523
Electrolux Professional AB, B Shares (B)	413	1,188
Elekta AB, B Shares	565	4,688
Epiroc AB, Class A	919	9,133
Epiroc AB, Class B	653	6,487
Essity AB, Class B	920	28,414
Fabege AB	253	3,251
Fastighets AB Balder, B Shares (B)	156	5,621
Getinge AB, B Shares	345	6,640
Hennes & Mauritz AB, B Shares (A)	1,215	15,697
Hexagon AB, B Shares	403	17,246
Hexpol AB	397	2,388
Holmen AB, B Shares	81	2,230
Hufvudstaden AB, A Shares	195	2,671
Husqvarna AB, B Shares	657	3,312
ICA Gruppen AB	123	5,188
Industrivarden AB, A Shares	240	4,690
Industrivarden AB, C Shares	277	5,421
Intrum AB (A)	113	1,509
Investment AB Latour, B Shares (A)	219	3,130

The notes are an integral part of this report. Transamerica ETF Trust	Page 7

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB, B Shares	684	$ 31,557
Kinnevik AB	362	6,032
L E Lundbergforetagen AB, B Shares (A)	125	5,137
Lifco AB, B Shares	31	1,142
Lundin Petroleum AB	266	5,114
Nibe Industrier AB, B Shares	638	9,311
Saab AB, B Shares (A)	131	2,525
Sandvik AB	1,668	23,780
Securitas AB, B Shares	503	5,455
Skandinaviska Enskilda Banken AB, Class A	2,559	17,352
Skanska AB, B Shares (B)	613	9,370
SKF AB, B Shares	573	7,906
Spotify Technology SA (B)	140	17,002
SSAB AB, B Shares (A)	1,235	2,739
Svenska Cellulosa AB SCA, Class B (A)	953	9,662
Svenska Handelsbanken AB, A Shares (B)	2,347	19,695
Swedbank AB, A Shares	1,416	15,843
Swedish Match AB (A)	277	15,880
Swedish Orphan Biovitrum AB (B)	275	4,691
Tele2 AB, B Shares	784	10,556
Telefonaktiebolaget LM Ericsson, B Shares	4,117	33,683
Telia Co. AB (A)	4,144	14,932
Trelleborg AB, B Shares	370	4,009
Volvo AB, B Shares	2,160	26,052

		541,641

Switzerland - 1.1%
ABB, Ltd.	2,941	51,689
Alcon, Inc. (B)	756	38,544
Chocoladefabriken Lindt & Spruengli AG	2	16,857
Cie Financiere Richemont SA	802	43,981
Credit Suisse Group AG	3,707	30,651
Geberit AG	56	24,656
Givaudan SA	11	34,050
Glencore PLC	16,695	25,628
Kuehne & Nagel International AG	90	12,357
LafargeHolcim, Ltd. (B)	732	26,752
Lonza Group AG	113	46,973
Nestle SA	4,489	461,404
Novartis AG	3,837	316,660
Partners Group Holding AG	29	20,070
Roche Holding AG	1,100	356,854
Schindler Holding AG	95	20,450
SGS SA	9	20,855
Sika AG	209	34,551
STMicroelectronics NV (A)	1,015	22,135
Swatch Group AG	166	11,190
Swiss Re AG	450	34,677
Swisscom AG (A)	41	22,043
UBS Group AG	5,834	54,544
Zurich Insurance Group AG	229	81,276

		1,808,847

United Arab Emirates - 0.0% (C)
NMC Health PLC	1,067	3,104

United Kingdom - 1.5%
3i Group PLC	1,491	14,646
Admiral Group PLC	391	10,811
Anglo American PLC	2,123	37,285
Ashtead Group PLC	695	15,214
Associated British Foods PLC	541	12,169
AstraZeneca PLC	1,942	173,760
AVEVA Group PLC	73	3,163

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Aviva PLC	6,128	$ 20,402
BAE Systems PLC	4,856	31,419
Barclays PLC	24,239	28,285
Barratt Developments PLC	1,560	8,530
Berkeley Group Holdings PLC	219	9,816
BP PLC	29,974	127,926
British American Tobacco PLC	3,423	117,102
British Land Co. PLC, REIT	1,549	6,457
BT Group PLC	12,576	18,385
Bunzl PLC	529	10,688
Burberry Group PLC	643	10,560
Centrica PLC	8,565	4,044
CNH Industrial NV	1,525	8,728
Coca-Cola European Partners PLC	400	15,012
Compass Group PLC	2,425	38,007
ConvaTec Group PLC (D)	2,107	4,872
Croda International PLC	151	7,999
Diageo PLC	3,627	116,323
Direct Line Insurance Group PLC	2,106	7,727
DS Smith PLC	1,705	5,822
easyJet PLC (A)	414	2,931
Ferguson PLC	368	23,071
Fiat Chrysler Automobiles NV	1,671	12,050
GlaxoSmithKline PLC	7,426	139,462
Halma PLC	487	11,600
Hargreaves Lansdown PLC	383	6,582
HSBC Holdings PLC	30,376	171,092
Imperial Brands PLC	1,464	27,171
Informa PLC	2,005	11,003
InterContinental Hotels Group PLC	289	12,598
Intertek Group PLC	246	14,416
ITV PLC	5,628	4,607
J Sainsbury PLC	2,635	6,874
JD Sports Fashion PLC	555	3,150
Johnson Matthey PLC	304	6,777
Kingfisher PLC	3,366	6,006
Land Securities Group PLC, REIT	1,166	8,050
Legal & General Group PLC	8,950	21,513
Lloyds Banking Group PLC	108,227	42,943
London Stock Exchange Group PLC	482	43,509
M&G PLC (B)	3,918	5,470
Marks & Spencer Group PLC	3,043	3,744
Melrose Industries PLC	6,629	7,521
Micro Focus International PLC	552	2,738
Mondi PLC	750	12,843
National Grid PLC	5,475	64,262
Next PLC	216	10,906
Ocado Group PLC (B)	852	12,889
Pearson PLC	1,206	8,263
Persimmon PLC	475	11,288
Prudential PLC	3,918	50,306
Reckitt Benckiser Group PLC	1,057	80,604
RELX PLC	3,124	67,091
Rentokil Initial PLC	2,827	13,594
Rio Tinto PLC	1,512	69,715
Rio Tinto, Ltd.	566	29,297
Rolls-Royce Holdings PLC	2,829	11,948
Royal Bank of Scotland Group PLC	6,297	8,815
RSA Insurance Group PLC	1,570	8,184
Sage Group PLC	1,747	12,820
Schroders PLC	178	5,482
Segro PLC, REIT	1,174	11,122
Severn Trent PLC	369	10,432
Smith & Nephew PLC	1,361	24,208
Smiths Group PLC	599	9,106
Spirax-Sarco Engineering PLC	86	8,707
SSE PLC	1,556	25,178

The notes are an integral part of this report. Transamerica ETF Trust	Page 8

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
St. James’s Place PLC	819	$ 7,714
Standard Chartered PLC	4,178	23,095
Standard Life Aberdeen PLC	3,576	9,928
Subsea 7 SA	379	1,788
Taylor Wimpey PLC	5,054	7,363
Tesco PLC	16,882	47,894
Unilever NV	2,206	108,452
Unilever PLC	1,814	91,669
United Utilities Group PLC	1,042	11,664
Vodafone Group PLC	40,347	56,532
Weir Group PLC	395	3,531
Whitbread PLC	236	8,867
WM Morrison Supermarkets PLC	3,629	8,010
WPP PLC	1,952	13,346

		2,426,943

United States - 0.0% (C)
Carnival PLC	299	3,639
Flex, Ltd. (B)	892	7,470
Stratasys, Ltd. (A) (B)	60	957

		12,066

Total Common Stocks (Cost $19,680,178)		17,899,292

PREFERRED STOCKS - 0.0% (C)
Germany - 0.0% (C)
Bayerische Motoren Werke AG, 8.31% (E)	58	2,492
Henkel AG & Co. KGaA, 2.38% (E)	270	21,686
Porsche Automobil Holding SE, 5.02% (E)	236	10,016
Sartorius AG, 0.28% (E)	44	10,728
Volkswagen AG, 3.98% (E)	281	32,942

Total Preferred Stocks (Cost $93,243)		77,864

RIGHT - 0.0%
Austria - 0.0%
Buwog AG, (B) (F) (G) (H) Exercise Price EUR 29, Expiration Date 12/31/2099	152	0

Total Right (Cost $0)		0

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 86.1%
U.S. Treasury - 86.1%
U.S. Treasury Note
0.50%, 03/31/2025	$ 137,179,000	138,036,369

Total U.S. Government Obligation (Cost $138,288,221)		138,036,369

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.4%
Money Market Fund - 1.4%
State Street Institutional Treasury Money Market Fund, 0.50% (E)	$ 2,244,092	$ 2,244,092

Total Short-Term Investment Company (Cost $2,244,092)		2,244,092

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.24% (E)	459,746	459,746

Total Other Investment Company (Cost $459,746)		459,746

Total Investments (Cost $160,765,480)		158,717,363
Net Other Assets (Liabilities) - 1.0%		1,659,804

Net Assets - 100.0%		$ 160,377,167

The notes are an integral part of this report. Transamerica Funds	Page 9

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	57	06/19/2020	$ 3,966,798	$ 4,444,005	$ 477,207	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligation	87.0%	$ 138,036,369
Money Market Funds	1.4	2,244,092
Pharmaceuticals	1.1	1,810,575
Banks	0.9	1,390,440
Insurance	0.6	906,108
Food Products	0.5	751,235
Oil, Gas & Consumable Fuels	0.4	683,881
Chemicals	0.4	602,195
Automobiles	0.3	546,840
Machinery	0.3	512,770
Textiles, Apparel & Luxury Goods	0.3	441,794
Metals & Mining	0.3	425,020
Personal Products	0.3	423,745
Capital Markets	0.3	417,117
Electric Utilities	0.3	412,320
Beverages	0.2	386,821
Real Estate Management & Development	0.2	375,257
Diversified Telecommunication Services	0.2	370,050
Health Care Equipment & Supplies	0.2	359,625
Semiconductors & Semiconductor Equipment	0.2	346,712
Electronic Equipment, Instruments & Components	0.2	346,266
IT Services	0.2	337,665
Software	0.2	316,093
Wireless Telecommunication Services	0.2	313,288
Food & Staples Retailing	0.2	302,965
Electrical Equipment	0.2	280,200
Professional Services	0.2	263,720
Road & Rail	0.2	260,381
Equity Real Estate Investment Trusts	0.2	257,927
Trading Companies & Distributors	0.2	249,366
Household Durables	0.1	234,428
Hotels, Restaurants & Leisure	0.1	227,130
Industrial Conglomerates	0.1	221,548
Biotechnology	0.1	194,388
Tobacco	0.1	191,585
Aerospace & Defense	0.1	190,119
Household Products	0.1	186,891
Multi-Utilities	0.1	182,532
Building Products	0.1	178,536
Entertainment	0.1	175,050
Construction & Engineering	0.1	167,716
Auto Components	0.1	143,413
Specialty Retail	0.1	137,832
Diversified Financial Services	0.1	127,776
Commercial Services & Supplies	0.1	101,908
Gas Utilities	0.1	100,383
Technology Hardware, Storage & Peripherals	0.1	96,017
Health Care Providers & Services	0.1	92,563
Construction Materials	0.1	89,845
Air Freight & Logistics	0.1	88,374
Multiline Retail	0.1	88,068
Media	0.1	82,603
Life Sciences Tools & Services	0.1	76,302
Transportation Infrastructure	0.0(C)	69,263
Paper & Forest Products	0.0(C)	68,768

The notes are an integral part of this report. Transamerica ETF Trust	Page 10

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments		Value
Internet & Catalog Retail	0.0	(C)	$ 66,791
Communications Equipment	0.0	(C)	60,671
Leisure Products	0.0	(C)	43,966
Interactive Media & Services	0.0	(C)	30,274
Marine	0.0	(C)	29,352
Health Care Technology	0.0	(C)	24,445
Containers & Packaging	0.0	(C)	24,373
Water Utilities	0.0	(C)	22,096
Airlines	0.0	(C)	21,688
Independent Power & Renewable Electricity Producers	0.0	(C)	13,026
Energy Equipment & Services	0.0	(C)	11,782
Internet & Direct Marketing Retail	0.0	(C)	9,874
Consumer Finance	0.0	(C)	7,544
Diversified Consumer Services	0.0	(C)	5,097
Distributors	0.0	(C)	2,763

Investments	99.7		158,257,617
Short-Term Investments	0.3		459,746

Total Investments	100.0%		$ 158,717,363

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$196,244	$17,703,048	$—	$17,899,292
Preferred Stocks	—	77,864	—	77,864
Right	—	—	0	0
U.S. Government Obligation	—	138,036,369	—	138,036,369
Short-Term Investment Company	2,244,092	—	—	2,244,092
Other Investment Company	459,746	—	—	459,746

Total Investments	$2,900,082	$155,817,281	$0	$158,717,363

Other Financial Instruments
Futures Contracts (K)	$477,207	$—	$—	$477,207

Total Other Financial Instruments	$477,207	$—	$—	$477,207

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $854,121, collateralized by cash collateral of $459,746 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $439,581. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the total value of 144A securities is $140,022, representing 0.1% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at March 31, 2020.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Security deemed worthless.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2020, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2020. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica ETF Trust	Page 11

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica ETF Trust	Page 12

NOTES TO SCHEDULES OF INVESTMENTS

At March 31, 2020

(unaudited)

1. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2020, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At March 31, 2020

(unaudited)

1. INVESTMENT VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 2